                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                  811-7440
                                  ----------------------------------------------

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
               (Address of principal executive offices)    (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                  Dimensional Emerging Markets Value Fund Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  December 1, 2003 - May 31, 2004

ITEM 1.   REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

AND

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.


SEMI-ANNUAL REPORT


SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                       AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS VALUE PORTFOLIO
    Statement of Assets and Liabilities                                        1
    Statement of Operations                                                    2
    Statements of Changes in Net Assets                                        3
    Financial Highlights                                                       4
    Notes to Financial Statements                                              5

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
    Schedule of Investments                                                    8
    Statement of Assets and Liabilities                                       23
    Statement of Operations                                                   24
    Statements of Changes in Net Assets                                       25
    Financial Highlights                                                      26
    Notes to Financial Statements                                             27

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   31

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (26,295,132 Shares,
  Cost $428,727)++ at Value+                                                                 $    559,560
Receivable for Fund Shares Sold                                                                       338
Prepaid Expenses and Other Assets                                                                      23
                                                                                             ------------
    Total Assets                                                                                  559,921
                                                                                             ------------

LIABILITIES:
Payables:
  Investment Securities Purchased                                                                     277
  Fund Shares Redeemed                                                                                 61
  Due to Advisor                                                                                      181
Accrued Expenses and Other Liabilities                                                                 15
                                                                                             ------------
    Total Liabilities                                                                                 534
                                                                                             ------------
NET ASSETS                                                                                   $    559,387
                                                                                             ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)                                                                     40,455,325
                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                     $      13.83
                                                                                             ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                              $    435,770
Accumulated Net Investment Income (Loss)                                                           (1,026)
Accumulated Net Realized Gain (Loss)                                                               (6,190)
Unrealized Appreciation (Depreciation) from Investment Securities                                 130,833
                                                                                             ------------
    Total Net Assets                                                                         $    559,387
                                                                                             ============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $439,636.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from Dimensional Emerging Markets Value Fund Inc.            $      1,696
                                                                                             ------------

EXPENSES
  Administrative Services                                                                           1,069
  Accounting & Transfer Agent Fees                                                                      8
  Legal Fees                                                                                            3
  Audit Fees                                                                                            1
  Filing Fees                                                                                          25
  Shareholders' Reports                                                                                 7
  Directors' Fees and Expenses                                                                          6
  Other                                                                                                 3
                                                                                             ------------
         Total Expenses                                                                             1,122
                                                                                             ------------
  NET INVESTMENT INCOME (LOSS)                                                                        574
                                                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Capital Gain Distributions Received from Dimensional Emerging Markets Value Fund Inc.             4,408
  Net Realized Gain (Loss) on Investment Securities Sold                                             (555)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                                          39,238
                                                                                             ------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                         43,091
                                                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $     43,665
                                                                                             ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                    SIX MONTHS        YEAR
                                                                                      ENDED          ENDED
                                                                                      MAY 31,       NOV. 30,
                                                                                       2004           2003
                                                                                   ------------    ------------
                                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $        574    $      5,044
   Capital Gain Distributions Received from Dimensional Emerging Markets
      Value Fund Inc.                                                                     4,408              --
   Net Realized Gain (Loss) on Investment Securities Sold                                  (555)           (717)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                              39,238          94,657
                                                                                   ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                43,665          98,984
                                                                                   ------------    ------------
Distributions From:
   Net Investment Income                                                                 (5,862)         (1,969)
   Net Long-Term Gains                                                                       --          (1,048)
                                                                                   ------------    ------------
          Total Distributions                                                            (5,862)         (3,017)
                                                                                   ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                        147,404         208,413
   Shares Issued in Lieu of Cash Distributions                                            5,862           3,017
   Shares Redeemed                                                                      (34,717)        (22,878)
                                                                                   ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                       118,549         188,552
                                                                                   ------------    ------------
          Total Increase (Decrease)                                                     156,352         284,519

NET ASSETS
   Beginning of Period                                                                  403,035         118,516
                                                                                   ------------    ------------
   End of Period                                                                   $    559,387    $    403,035
                                                                                   ============    ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                      10,257          20,044
      Shares Issued in Lieu of Cash Distributions                                           439             369
      Shares Redeemed                                                                    (2,413)         (2,310)
                                                                                   ------------    ------------
                                                                                          8,283          18,103
                                                                                   ============    ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS      YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                   MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                    2004          2003          2002          2001          2000          1999
                                                ------------   -----------   -----------   -----------   -----------   -----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $      12.53   $      8.42   $      8.43   $      8.97   $     13.67   $      8.37
                                                ------------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         0.02          0.19          0.18          0.18          0.10          0.33
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                   1.46          4.13          0.49         (0.58)        (3.56)         5.30
                                                ------------   -----------   -----------   -----------   -----------   -----------
      Total from Investment Operations                  1.48          4.32          0.67         (0.40)        (3.46)         5.63
                                                ------------   -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
   Net Investment Income                               (0.18)        (0.14)        (0.23)        (0.09)        (0.11)        (0.33)
   Net Realized Gains                                     --         (0.07)        (0.45)        (0.05)        (1.13)           --
                                                ------------   -----------   -----------   -----------   -----------   -----------
      Total Distributions                              (0.18)        (0.21)        (0.68)        (0.14)        (1.24)        (0.33)
                                                ------------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period                  $      13.83   $     12.53   $      8.42   $      8.43   $      8.97   $     13.67
                                                ============   ===========   ===========   ===========   ===========   ===========
Total Return                                           11.95%#       52.59%         8.29%        (4.60)%      (28.30)%       69.99%

Net Assets, End of Period (thousands)           $    559,387   $   403,035   $   118,516   $    60,999   $    44,658   $    43,608
Ratio of Expenses to Average Net Assets**               0.77%*        0.86%         0.85%         1.00%         1.04%         1.05%
Ratio of Net Investment Income to Average Net
   Assets                                               0.21%*        2.41%         2.10%         2.34%         0.76%         1.87%
Portfolio Turnover Rate                                  N/A           N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series              7%#          10%           15%           19%           19%           18%

----------
*    Annualized
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.
#    Non-annualized
N/A  Refer to the respective Master Fund.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A. ORGANIZATION:

      DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-six portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-five are presented within four separate reports.

      The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 2004, the Portfolio owned 71% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

      In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

      2. FOREIGN CURRENCY TRANSACTIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $7,500.

      4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

      Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation                     $    130,833
               Gross Unrealized Depreciation                          (10,909)
                                                                 ------------
               Net                                               $    119,924
                                                                 ============

      For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $776,000, expiring November 30, 2011.

E. LINE OF CREDIT:

      The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2004.

      The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2004.

F. REIMBURSEMENT FEE:

      Until March 30, 2002, shares of the Portfolio were sold at a public offering price which was equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

      Effective March 30, 2002, the Portfolio no longer charges reimbursement fees.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
TAIWAN -- (10.2%)
COMMON STOCKS -- (9.9%)
 * Abit Computer Co., Ltd.                                              635,000    $       274,349
   Abocom Systems, Inc.                                                 105,000             49,827
   Accton Technology Corp.                                              607,000            390,870
   Acer, Inc.                                                           403,000            592,400
 * AGV Products                                                         327,000             76,544
 * Allis Electric Co., Ltd.                                              86,320             16,814
 * Ambassador Hotel                                                     435,000            256,801
 * Apex Science & Engineering Corp.                                     103,000             21,794
 * Arima Computer Corp.                                               1,273,000            439,553
   Asia Cement Corp.                                                  2,486,000          1,378,691
   Asia Chemical Corp.                                                  357,000             88,412
   Asia Polymer Corp.                                                   252,000            135,257
   Askey Computer Co., Ltd.                                              99,000             63,742
   Aurora Corp.                                                         210,650            124,253
 * Aurora Systems Corp.                                                 157,000             58,817
   Avision, Inc.                                                         56,000             41,847
   Bank of Kaohsiung Co., Ltd.                                          556,020            414,902
 * Behavior Tech Computer Corp.                                         544,000            200,875
 * Bes Engineering Corp.                                              1,577,539            318,966
 * Carnival Industrial Corp.                                            336,000             62,449
   Cathay Chemical Works, Inc.                                          131,000             39,309
 * Cathay Real Estate Development Co., Ltd.                           1,914,421          1,098,321
 * Central Insurance Co., Ltd.                                          317,000            163,821
   Central Reinsurance Co., Ltd.                                        312,840            129,337
 * Chang Hwa Commercial Bank                                          3,595,459          2,050,012
   Chang-Ho Fibre Corp.                                                  50,000             19,889
 * Charoen Pokphand Enterprises Co., Ltd.                                96,000             21,461
   Cheng Loong Corp.                                                  1,116,000            431,620
 * Chia Her Industrial Co., Ltd.                                        699,000             90,168
 * Chia Hsin Cement Corp.                                               518,000            245,101
 * Chia Hsin Food & Synthetic Fiber Co., Ltd.                         1,425,000            149,152
 * Chia-I Industrial Co., Ltd.                                          334,000            112,014
 * Chien Tai Cement Co., Ltd.                                           470,397             61,319
 * China Airlines                                                     3,135,371          1,732,120
 * China Chemical & Pharmaceutical Co.                                  278,000            110,983
 * China Development Financial Holdong Co., Inc.                      1,130,000            607,043
   China Electric Manufacturing Co., Ltd.                               306,000            104,971
 * China General Plastics Corp.                                         314,000            130,897
 * China Glaze Co., Ltd.                                                 54,000             13,588
 * China Life Insurance Co., Ltd.                                       665,350            387,784
 * China Man-Made Fiber Co., Ltd.                                       952,020            542,611
 * China Petrochemical Development Corp.                              1,875,000            340,075
 * China Rebar Co., Ltd.                                              1,592,000            188,966
   China Steel Structure Co., Ltd.                                      170,464             78,725
 * China Synthetic Rubber Corp.                                         385,948            120,535
 * China United Trust & Investment Corp.                                851,145    $       144,624
 * China Wire & Cable Co., Ltd.                                         379,000             81,953
 * Chinatrust Financial Holdings Co., Ltd.                              228,092            253,765
   Chin-Poon Industrial Co., Ltd.                                       370,000            256,439
 * Chun Yu Works & Co., Ltd.                                            230,000             90,357
   Chun Yuan Steel Industrial Co., Ltd.                                 421,000            241,557
   Chung Hsin Electric & Machinery Co., Ltd.                            512,000            210,929
   Chung Hwa Pulp Corp.                                                 432,780            235,319
 * Chung Shing Textile Co., Ltd.                                        228,600             10,007
 * Clevo Co.                                                            494,000            229,704
 * CMC Magnetics Corp.                                                  632,000            425,686
   Collins Co., Ltd.                                                    320,000            107,948
 * Compeq Manufacturing Co., Ltd.                                       982,000            397,909
 * Compex International Co. Ltd.                                         46,400              8,340
   Continental Engineering Corp.                                        927,417            473,281
 * Cosmos Bank Taiwan                                                   966,000            458,539
   CTCI Corp.                                                           408,000            216,002
 * Cyntec Co., Ltd.                                                      32,000             21,110
 * Da-Cin Construction Co., Ltd.                                        229,000             67,744
 * Delpha Construction Co., Ltd.                                        357,000             51,937
   Der Pao Construction Co., Ltd.                                       483,000            170,874
   DFI, Inc.                                                             64,000             33,635
 * Elite Material Co., Ltd.                                              93,000             29,882
 * Enlight Corp.                                                        250,000             94,504
 * Entie Commercial Bank                                              1,844,474            522,530
 * ET Internet Technology Corp.                                         354,676            181,033
 * Eten Information Systems, Ltd.                                       134,000             86,127
   Eternal Chemical Co., Ltd.                                           706,000            377,682
   Eva Airways Corp.                                                  3,032,419          1,420,090
 * Ever Fortune Industrial Co., Ltd.                                    409,000              4,050
   Everest Textile Co., Ltd.                                            419,590            113,216
   Evergreen International Storage & Transport Corp.                  1,233,000            506,549
   Evergreen Marine Corp., Ltd.                                       1,449,602          1,174,513
   Everlight Chemical Industrial Corp.                                  306,950            107,044
   Everspring Industry Co., Ltd.                                        206,000             70,155
 * Far East Department Stores, Ltd.                                   1,026,000            426,690
   Far East Textile, Ltd.                                             4,150,855          2,320,205
   Far Eastern International Bank                                       825,000            418,368
   First Copper Technology Co., Ltd.                                    322,750            108,165
 * First Financial Holding Co., Ltd.                                  3,071,000          2,319,068
 * First Hotel                                                          123,000             71,080
 * First International Computer, Inc.                                 1,680,000            320,983
   Formosa Taffeta Co., Ltd.                                          1,836,124            777,294
 * Formosan Rubber Group, Inc.                                          345,000            148,907
   Formosan Union Chemical Corp.                                        189,561             73,218
 * Fortune Electric Co., Ltd.                                           191,000             56,155
   Fu I Industrial Co., Ltd.                                            264,000             58,649
   Fuh-Hwa Financial Holding Co., Ltd.                                3,487,993          1,519,894
   Fwuson Industry Co., Ltd.                                            302,000             64,289

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * G.T.M. Corp.                                                         133,000    $        59,477
 * Giga Storage Corp.                                                   201,000            114,695
 * Gold Circuit Electronics, Ltd.                                       483,140            194,980
 * Goldsun Development & Construction Co., Ltd.                       1,235,000            309,818
 * Grand Pacific Petrochemical Corp.                                    347,000            141,319
   Great China Metal Industry Co., Ltd.                                 287,000            167,725
   Great Wall Enterprise Co., Ltd.                                      366,000             95,058
 * Helix Co., Ltd.                                                      158,211             54,355
   Hey Song Corp.                                                       594,000            190,616
   Ho Tung Holding Corp.                                                743,000            271,898
 * Hocheng Corp.                                                        364,000            112,295
 * Hong Ho Precision Textile Co., Ltd.                                   92,960             18,817
   Hong Tai Electric Industrial Co., Ltd.                               282,000             85,344
 * Hsinchu International Bank                                           972,940            548,346
   Hsing Ta Cement Co., Ltd.                                            366,000            109,810
   Hua Eng Wire & Cable Co., Ltd.                                       702,035            194,687
 * Hua Nan Financial Holding Co., Ltd.                                   68,453             59,477
 * Hualon Corp.                                                         257,040              8,330
 * Hung Ching Development & Construction Co., Ltd.                      528,000             92,775
 * Hung Poo Construction Corp.                                          286,000            201,672
 * Hung Sheng Construction Co., Ltd.                                    642,000            350,807
 * Infodissc Technology Co., Ltd.                                       716,000            203,131
 * International Bank of Taipei                                       2,420,795          1,596,562
   Inventec Corp.                                                       371,000            243,642
 * Jean Co., Ltd.                                                       154,000             55,165
 * Jui Li Enterprise Co., Ltd.                                          195,000             54,904
   Jung Shing Wire Co., Ltd.                                            123,000             48,166
   Kang Na Hsiung Co., Ltd.                                              71,415             36,437
 * Kao Hsing Chang Iron & Steel Corp.                                   360,000            107,821
 * Kee Tai Properties Co., Ltd.                                         272,000             74,700
 * King Yuan Electronics Co., Ltd.                                      362,000            358,690
 * Kingdom Construction Co., Ltd.                                       464,000            170,124
   Kinpo Electronics, Inc.                                              333,000            174,689
 * Kuoyang Construction Co., Ltd.                                       255,000             97,622
 * Kwong Fong Industries Corp.                                          230,000             29,353
   Lan Fa Textile Co., Ltd.                                             294,044             88,297
 * Lead Data Co., Ltd.                                                  419,000            149,607
 * Leadtek Research, Inc.                                               112,000             57,991
 * Lealea Enterprise Co., Ltd.                                          658,000            121,332
   Lee Chang Yung Chemical Industry Corp.                               491,077            186,367
 * Lee Chi Enterprises Co., Ltd.                                        196,000             76,712
 * Lelon Co., Ltd.                                                      124,000             59,781
 * Leofoo Development Co., Ltd.                                         238,000             94,471
 * Les Enphants Co., Ltd.                                               126,000             50,988
 * Li Peng Enterprise Co., Ltd.                                         513,000            103,791
   Li Shin International Enterprise Corp.                                38,000             20,291
   Lien Hwa Industrial Corp.                                            734,000            229,173
 * Ling Sheng PrecisionIndustrial Corp.                                 211,320            120,600
 * Long Bon Development Co., Ltd.                                       568,000            202,257
   Long Chen Paper Co., Ltd.                                            507,000    $       182,138
   Lucky Cement Corp.                                                   449,000            140,168
 * Luxon Electronics Corp.                                              313,400             81,472
 * Macronix International Co., Ltd.                                   4,084,000          1,474,477
 * Megamedia Corp.                                                       65,782              3,187
   Mercuries & Associates, Ltd.                                         549,000            202,382
 * Mercuries Data Co., Ltd.                                             135,853             63,905
   Merida Industry Co., Ltd.                                            171,000             63,858
 * Microelectronics Technology, Inc.                                    352,000            178,767
   Micro-Star International Co., Ltd.                                   181,000            212,730
 * Microtek International, Inc.                                         115,062             31,002
   Mitac International Corp.                                          1,210,120            562,588
 * Mitac Technology Corp.                                                52,000             22,798
 * Mustek Systems, Inc.                                                  75,000             37,597
 * Namchow Chemical Industrial Co., Ltd.                                159,900             35,805
 * Nankang Rubber Tire Co., Ltd.                                        104,312            109,854
   Nantex Industry Co., Ltd.                                            181,000             59,671
 * New Asia Construction & Development Co., Ltd.                        146,000             28,032
 * Ocean Plastics Co., Ltd.                                             128,000             78,464
 * Opto Tech Corp.                                                      483,000            149,117
 * Orient Semiconductor Electronics, Ltd.                             1,305,855            155,072
 * Pacific Construction Co., Ltd.                                       324,256             38,354
 * Pacific Electric Wire & Cable Corp.                                1,873,020             29,226
 * Pan Overseas Electronics Co., Ltd.                                   184,000             82,398
 * Pan-International Industrial Corp.                                    89,000             57,273
   Phihong Technology Co., Ltd.                                          75,000             41,848
 * Picvue Electronics, Ltd.                                             604,000            218,288
   Primax Electronics, Ltd.                                             475,240            172,416
 * Prince Housing & Development Corp.                                 1,102,000            301,199
 * Procomp Informatics, Ltd.                                            391,440            127,294
 * Prodisc Technology Inc.                                              372,000            285,798
   Radium Life Tech                                                      85,534             86,360
   Ralec Electronic Corp.                                               156,681             88,744
 * Rectron, Ltd.                                                         78,300             19,945
   Rexon Industrial Corp., Ltd.                                         218,820             78,386
 * Ritek Corp.                                                        2,327,250          1,271,133
 * Ruentex Development Co., Ltd.                                        626,000            134,028
 * Sampo Corp.                                                        1,064,000            357,262
 * San Fang Chemical Industry Co., Ltd.                                  74,800             51,813
 * Sanyang Industrial Co., Ltd.                                         979,000            386,794
   Sanyo Electric Co., Ltd.                                             351,000            214,697
 * SDI Corp.                                                            184,000             87,101
   Sheng Yu Steel Co., Ltd.                                               5,000              5,546
   Shihlin Electric & Engineering Corp.                                 595,000            363,928
 * Shihlin Paper Corp.                                                   81,000             58,103
 * Shinkong Co., Ltd.                                                   173,200            102,633
 * Shinkong Synthetic Fibers Co., Ltd.                                1,378,000            283,146
   Shinung Corp.                                                        285,000             76,076
 * Silicon Integrated Systems Corp.                                     421,000            223,882
 * Sin Yih Ceramic Co., Ltd.                                            211,000             57,758
   Sincere Navigation Corp.                                             339,602            236,906
 * Sinkong Spinning Co., Ltd.                                            75,000             30,597

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * SinoPac Holdings Co., Ltd.                                           999,000    $       536,578
 * Siward Crystal Technology Co., Ltd.                                   38,000             23,273
 * Solomon Technology Corp.                                             338,000            111,612
   South East Soda Manufacturing Co., Ltd.                              233,000             54,531
   Southeast Cement Co., Ltd.                                           474,000            132,086
 * Space Shuttle Hi-Tech Co., Ltd.                                      177,000             40,049
   Standard Foods Taiwan, Ltd.                                          288,000             88,928
   Stark Technology, Inc.                                                58,000             38,469
   Sunonwealth Electric Machine Industry Co., Ltd.                       21,000             10,390
   Systex Corp., Ltd.                                                 1,015,000            481,574
   Ta Chen Stainless Pipe Co., Ltd.                                      81,000             57,470
 * Ta Chong Bank                                                      1,394,000            472,252
   Ta Ya Elec Wire & Cable Co., Ltd.                                    481,000            184,788
   Tah Hsin Industrial Corp.                                            268,000             79,581
 * Ta-I Technology Co., Ltd.                                            140,000            122,292
 * Taichung Commercial Bank                                           1,737,000            476,884
 * Tainan Business Bank                                                 749,000            258,827
   Tainan Spinning Co., Ltd.                                          1,727,000            520,044
 * Taita Chemical Co., Ltd.                                             223,000             82,350
 * Taitung Business Bank                                                163,395             18,307
 * Taiwan Business Bank                                               4,077,120          1,388,260
   Taiwan Cement Corp.                                                3,106,090          1,425,352
   Taiwan Fire & Marine Insurance Co., Ltd.                             278,412            162,079
 * Taiwan Flourescent Lamp Co., Ltd.                                    124,000             67,459
   Taiwan Glass Ind. Corp.                                              503,200            392,812
 * Taiwan Kolin Co., Ltd.                                               498,000            141,702
   Taiwan Mask Corp.                                                    103,000             55,055
   Taiwan Navigation Co., Ltd.                                          104,824             70,842
 * Taiwan Pulp & Paper Corp.                                            238,000             73,859
 * Taiwan Sakura Corp.                                                  252,900             83,231
   Taiwan Sogo Shinkong Security Co., Ltd.                               93,000             46,881
 * Taiwan Tea Corp.                                                     992,215            239,199
 * Tatung Co., Ltd.                                                   4,743,000          1,941,437
 * Tay-Shan Enterprises Co., Ltd.                                       358,000             83,772
   Teapo Electronic Corp.                                                79,000             28,206
   Teco Electric & Machinery Co., Ltd.                                2,406,834            833,566
   Tecom, Ltd.                                                          307,753            127,510
   Test-Rite International Co., Ltd.                                     96,000             51,757
 * The Chinese Bank                                                   1,754,000            402,093
 * The Farmers Bank of China                                          1,542,800            504,907
   The First Insurance Co., Ltd.                                        182,000            132,254
 * Ton Yi Industrial Corp.                                            1,927,810            575,370
 * TSRC Corp.                                                           598,000            235,605
 * Tung Ho Steel Enterprise Corp.                                       701,285            489,356
 * Twinhead International Corp.                                         422,000             85,690
 * Tycoons Group Enterprise Co., Ltd.                                   263,000             78,240
 * Ulead Systems, Inc.                                                   66,000             46,278
   U-Ming Marine Transport Corp.                                        355,000            447,233
 * Union Bank of Taiwan                                               1,811,000            578,432
 * Union Insurance Co., Ltd.                                            557,686            187,302
   Uni-President Enterprises Corp.                                    3,828,130          1,699,761
 * Unitech Printed Circuit Board Corp.                                  433,000            271,404
 * United Epitaxy Co., Ltd.                                              78,000    $        41,643
 * Universal Cement Corp.                                               315,500            116,369
   Universal Microelectronics Co., Ltd.                                  69,010             33,118
 * Universal Scientific Industrial Co., Ltd.                            796,000            354,487
   UPC Technology Corp.                                                 826,840            313,578
 * Usi Corp.                                                            935,000            368,605
 * Ve Wong Corp.                                                        177,000             65,963
   Via Technologies, Inc.                                               246,000            237,537
 * Visual Photonics Epitacy Co., Ltd.                                    86,000             46,175
 * Walsin Lihwa Corp.                                                 3,829,000          1,862,753
   Walsin Technology Corp., Ltd.                                        367,763            311,533
 * Wan Hwa Enterprise Co., Ltd.                                         253,000             84,160
 * Waterland Financial Holdings                                       2,570,000            956,031
 * Wei Chih Steel Industrial Co., Ltd.                                  211,898             55,229
 * Wei Chuan Food Corp.                                                 167,000             69,951
 * Winbond Electronics Corp.                                          4,690,000          2,369,568
   Wintek Corp.                                                         108,640            144,951
 * Wistron Corp.                                                        229,000            149,844
   World Peace Industrial Co., Ltd.                                      83,000             80,141
 * WUS Printed Circuit Co., Ltd.                                        475,000            321,121
 * Yageo Corp.                                                        2,343,840          1,232,735
   Yang Ming Marine Transport Corp.                                   1,027,000            902,704
 * Yi Jinn Industrial Co., Ltd.                                         387,000             71,335
   Yosun Industrial Corp.                                                50,000             52,284
 * Yuen Foong Yu Paper Manufacturing Co., Ltd.                        1,505,487            826,451
   Yulon Motor Co., Ltd.                                                435,880            489,856
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                       1,000              1,155
   Yung Shin Pharmaceutical Industrial Co., Ltd.                        268,000            201,695
   Yung Tay Engineering Co., Ltd.                                       456,000            267,748
   Zig Sheng Industrial Co., Ltd.                                       341,120             98,108
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $62,121,548)                                                                   78,035,982
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Taiwan Dollar
     (Cost $2,275,829)                                                                   2,292,121
                                                                                   ---------------
TOTAL -- TAIWAN
   (Cost $64,397,377)                                                                   80,328,103
                                                                                   ---------------
SOUTH KOREA -- (9.7%)
COMMON STOCKS -- (9.7%)
   Aekyung Petrochemical Co., Ltd.                                       10,140            106,490
 * Anam Semiconductor, Inc.                                             296,459            850,038
   Asia Cement Manufacturing Co., Ltd.                                    9,438            207,804
 * AUK Corp.                                                             24,000             70,687
   Baiksan Co., Ltd.                                                     41,550             41,314
   Boo Kook Securities Co., Ltd.                                         17,385             71,918
   BYC Co., Ltd.                                                            810             28,151
   Byuck San Corp.                                                          230              2,548
   Byuck San Engineering and Construction Co., Ltd.                      87,860            199,742
 * Capro Corp.                                                           16,830             20,628

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Cheil Industrial, Inc.                                                80,314    $       984,736
   Cho Kwang Leather Co., Ltd.                                            4,860             12,490
   Choil Aluminium Mfg. Co., Ltd.                                         5,770             19,311
   Chon Bang Co., Ltd.                                                    2,520             63,501
 * Chong Kun Dang                                                        11,299             32,959
   Choong Wae Pharmaceutical                                              9,816             94,258
 * Choongnam Spinning Co., Ltd.                                             714              3,203
   Chosun Refractories Co., Ltd.                                          7,370            133,868
 * CKD Bio Corp.                                                          3,109              7,722
 * D.I Corp.                                                             65,430            101,019
   Dae Chang Industrial Co.                                               6,170             19,454
   Dae Dong Industrial Co., Ltd.                                          3,930             13,745
 * Dae Han Fire & Marine Insurance Co., Ltd.                             12,610             40,823
   Dae Sang Corp.                                                        82,740            195,032
   Dae Won Kang Up Co., Ltd.                                             13,100            112,554
 * Dae Young Packaging Co., Ltd.                                        356,210             21,339
   Daegu Bank Co., Ltd.                                                 148,102            876,925
   Daehan Flour Mills Co., Ltd.                                           2,525             88,561
   Daehan Synthetic Fiber Co., Ltd.                                       2,000             20,153
   Daelim Industrial Co., Ltd.                                           54,270          1,804,384
 * Daelim Trading Co., Ltd.                                              27,140            120,022
   Daesung Industrial Co., Ltd.                                           7,690            114,663
   Daewoo Engineering & Construction Co., Ltd.                          419,350          1,475,293
 * Daewoo International Corp.                                            64,190            379,931
   Daewoo Motor Sales Corp.                                              61,560            359,813
 * Daewoo Securities Co., Ltd.                                          324,720          1,047,123
   Daewoong Co., Ltd.                                                    12,340             56,878
   Dahaam E-Tec Co., Ltd.                                                 5,985             41,672
   Daishin Securities Co., Ltd.                                         103,481          1,210,849
   Daiyang Metal Co., Ltd.                                               40,000             40,327
 * Daou Technology, Inc.                                                 60,000             71,979
   DC Chemical Co., Ltd.                                                 38,990            488,175
   Dong Ah Tire Industrial Co., Ltd.                                     42,420            128,103
   Dong Bu Insurance Co., Ltd.                                          132,650            533,767
 * Dong Hai Pulp Co., Ltd.                                               14,310             45,963
   Dong IL Rubber Belt Co., Ltd.                                          7,253             12,276
   Dong Wha Pharmaceutical Industries Co.                                 5,167             29,777
 * Dong Won Co., Ltd.                                                     5,520             49,678
   Dong Yang Department Store Co., Ltd.                                   9,000             31,210
   Dong-A Pharmaceutical Co., Ltd.                                       19,920            266,389
   Dongbu Corp.                                                          46,410            218,869
   Dongbu Hannong Chemical Co., Ltd.                                     14,890             69,547
   Dongbu Securities Co., Ltd.                                           22,040             37,235
   Dongbu Steel Co., Ltd.                                                46,108            240,385
   Dong-Il Corp.                                                          4,205             88,368
   Dongkook Industries Co., Ltd.                                          1,620              5,082
   Dongkuk Steel Mill Co., Ltd.                                         155,862          1,065,142
 * Dongsu Industrial Co., Ltd.                                            9,880            101,037
   Dongsung Chemical Industries                                           3,770             19,674
   Dongwon F&B Co., Ltd.                                                  6,666            200,712
   Dongwon Financial Holding Co., Ltd.                                  116,926            588,706
 * Dongwon Industries Co., Ltd.                                           1,876             14,018
   Dongyang Express & Construction Corp.                                  5,250             64,460
 * Doosan Corp.                                                          41,820            375,648
   Doosan Heavy Industries & Construction Co., Ltd.                     221,940    $     1,353,048
   DPI Co., Ltd.                                                         33,340             79,530
   Duck Yang Industry Co., Ltd.                                           4,000             26,758
 * Enex Co., Ltd.                                                         5,960             37,433
   F&F Co., Ltd.                                                         23,100             31,677
 * First Fire & Marine Insurance Co., Ltd.                               40,160             36,525
 * Fursys, Inc.                                                          24,120            178,970
   Global & Yuasa Battery Co., Ltd.                                      11,600             14,981
   Green Cross Corp.                                                     10,540            224,923
 * Gwangju Shinsegae Co., Ltd.                                            1,590             46,385
   Halla Engineering & Construction Corp.                                 7,450             30,028
   Han Kuk Carbon Co., Ltd.                                              25,070             25,799
   Han Wha Corp.                                                        146,740          1,047,997
   Han Yang Securities Co., Ltd.                                         24,940             56,050
   Hana Securities Co., Ltd.                                             40,790            183,560
   Handok Pharmaceuticals Co., Ltd.                                      18,150            145,607
   Hanil Cement Manufacturing Co., Ltd.                                  15,883            665,331
 * Hanil E-wha Co., Ltd.                                                 79,730             77,158
   Hanil Iron & Steel Co., Ltd.                                           1,815             17,007
   Hanjin Heavy Industry Co., Ltd.                                      145,790            567,197
   Hanjin Transportation Co., Ltd.                                       23,460            185,259
 * Hankook Core Co., Ltd.                                                 7,001                511
   Hankook Cosmetics Co., Ltd.                                           30,000             20,875
   Hankook Tire Manufacturing Co., Ltd.                                 150,550          1,189,634
   Hankuk Electric Glass Co., Ltd.                                       16,680            699,610
   Hankuk Glass Industries, Inc.                                         22,200            660,289
   Hankuk Paper Manufacturing Co., Ltd.                                   9,800            151,497
 * Hanmi Capital Co., Ltd.                                               28,690             80,542
   Hansae Co., Ltd.                                                       3,260             34,989
 * Hansol Chemical Co., Ltd.                                             12,467             39,514
 * Hansol CSN Co., Ltd.                                                 103,640             82,729
   Hansol Paper Co., Ltd.                                                92,914            626,597
 * Hansol Telecom Co., Ltd.                                                 543              4,147
   Hanwha Chemical Corp.                                                175,110          1,004,089
   Hanwha Securities Co., Ltd.                                           62,690            117,957
   Heesung Cable, Ltd.                                                    3,660             31,538
   Histeel Co., Ltd.                                                      1,080              7,724
   Hotel Shilla, Ltd.                                                    76,920            328,914
   HS R&A Co., Ltd.                                                       4,980             24,132
   Huchems Fine Chemical Corp.                                           45,340            143,279
 * Huneed Technologoes Co., Ltd.                                         90,030             25,061
   Husteel Co., Ltd.                                                     10,370             41,170
   Hwa Sung Industrial Co.                                               26,510             72,522
   Hwashin Co., Ltd.                                                     42,000             35,278
   Hyosung T & C Co., Ltd.                                               61,987            461,013
   Hyundai Cement Co., Ltd.                                              15,435            349,867
 * Hyundai Corp.                                                          6,015             11,903
   Hyundai Department Store Co., Ltd.                                    20,728            488,133
   Hyundai Department Store H & S Co., Ltd.                               8,362             79,619
   Hyundai Development Co.                                              160,560          1,705,019
   Hyundai Fire & Marine Insurance Co., Ltd.                              7,420            232,816

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hyundai Heavy Industries Co., Ltd.                                   103,890    $     2,533,734
   Hyundai Hysco                                                        170,820            651,943
 * Hyundai Merchant Marine Co., Ltd.                                    171,390          1,158,524
 * Hyundai Mipo Dockyard Co., Ltd.                                       15,693            236,638
   Hyundai Motor Co., Ltd.                                              101,700          3,893,271
   Hyundai Pharmaceutical Ind Co., Ltd.                                   4,200             38,195
 * Hyundai Securities Co., Ltd.                                         249,730          1,018,532
   Il Dong Pharmaceutical Co., Ltd.                                       5,840             46,372
 * Il Jin Diamond Co., Ltd.                                              14,730            157,797
   Il Sung Pharmaceutical Co., Ltd.                                       3,990             48,982
   Il Yang Pharmaceutical Co., Ltd.                                       6,107             16,239
   IlShin Spinning Co., Ltd.                                              3,600            115,582
   INI Steel Co., Ltd.                                                  225,530          1,679,713
   ISU Chemical Co., Ltd.                                                14,350             77,622
   Je Il Pharmaceutical Co.                                               2,220             40,929
   Jeonbuk Bank, Ltd.                                                    52,970            193,060
 * Jinro, Ltd.                                                           12,210             15,722
   Joongang Constuction Co., Ltd.                                         9,880             43,189
 * KDB Capital Corp.                                                        972              2,793
 * Keang Nam Enterprises Co., Ltd.                                        7,902             27,102
   KEC Corp.                                                              8,020            166,846
   Keyang Electric Machinery Co., Ltd.                                   71,760             64,879
 * KG Chemical Corp.                                                    111,230             42,015
   Kia Motors Corp.                                                      58,630            501,381
   Kodenshi Korea Corp.                                                  38,000             54,380
   Kolon Chemical Co., Ltd.                                              20,220             86,796
   Kolon Engineering & Construction Co., Ltd.                            37,850             85,909
   Kolon Industries, Inc.                                                32,379            172,269
 * Kolon International                                                    1,905              5,601
   Kolon International Corp.                                             11,960             57,775
   Korea Cast Iron Pipe Co., Ltd.                                        44,688             64,521
   Korea Circuit Co.                                                     31,660             97,874
 * Korea Development Co., Ltd.                                           23,520            173,573
 * Korea Development Leasing Corp.                                       61,900             66,400
 * Korea Express Co., Ltd.                                               21,990            428,902
   Korea Fine Chemical Co., Ltd.                                          7,000             73,204
   Korea Flange Co., Ltd.                                                 6,860             69,724
   Korea Iron & Steel Co., Ltd.                                          25,230            325,947
   Korea Iron & Steel Works Co., Ltd.                                    21,294            190,815
   Korea Kolmar Co., Ltd.                                                35,185             49,465
   Korea Komho Petrochemical                                             61,750            387,254
 * Korea Mutual Savings Bank                                             14,910             73,449
   Korea Petrochemical Industry Co., Ltd.                                12,300             74,789
   Korea Polyol Co., Ltd.                                                 9,750            267,068
   Korea Zinc Co., Ltd.                                                  31,800            516,633
 * Korean Air Co., Ltd.                                                 167,698          2,120,543
   Korean Air Terminal Service Co., Ltd.                                  3,490             34,708
   Korean Reinsurance Co., Ltd.                                           9,279            344,550
 * KP Chemical Corp.                                                    201,976            491,054
 * KTB Network, Ltd.                                                    135,720            268,591
   Kuk Dong Electric Wire Co., Ltd.                                       3,740             57,464
   Kukdo Chemical Co., Ltd.                                               8,710             67,169
   Kukdong City Gas Co., Ltd.                                            12,780    $       149,109
 * Kukje Corp.                                                           34,550             41,338
   Kumgang Korea Chemical Co., Ltd.                                       8,410            844,060
   Kumho Industrial Co., Ltd.                                            89,380            617,491
 * Kunsul Chemical Industrial Co. Ltd.                                   12,700             49,320
   Kwang Dong Pharmaceutical Co., Ltd.                                  114,660            113,435
   Kyeryong Construction Industrial Co., Ltd.                            17,500            176,925
   Kyobo Securities Co., Ltd.                                            76,680            153,213
   Kyong Dong Boiler Co., Ltd.                                            3,450             37,647
   Kyungbang Co., Ltd.                                                    1,856             85,959
   LG Cable, Ltd.                                                        68,050          1,069,229
   LG Engineering & Construction Corp.                                  104,882          1,636,385
   LG International Corp.                                                72,934            503,084
 * LG Investment & Securities Co., Ltd.                                 136,070          1,016,513
   Lotte Confectionary Co., Ltd.                                          1,170            518,136
   Lotte Sam Kang Co., Ltd.                                               2,460            195,704
   Meritz Securities Co., Ltd.                                           73,900            135,293
   Motonic Corp.                                                            640              6,836
   Namhae Chemical Corp.                                                105,810            144,907
   Namyang Dairy Products Co., Ltd.                                       1,320            361,255
   Nexans Korea, Ltd.                                                    45,600             51,598
   Nong Shim Holdings Co., Ltd.                                           1,750             64,373
   Oriental Fire & Marine Insurance Co., Ltd.                            16,810            226,022
   Ottogi Corporation                                                     7,320            159,381
 * Pacific Industries, Inc.                                              12,240            120,370
 * PaperCorea, Inc.                                                      19,552             43,978
 * Partsnic Co., Ltd.                                                    11,310             30,761
 * Pohang Coated Steel Co., Ltd.                                         12,780            163,352
   Poong Lim Industrial Co., Ltd.                                        32,280             57,944
   Poong San Corp.                                                       66,220            545,811
 * Pum Yang Construction Co., Ltd.                                       14,380             97,110
   Pusan City Gas Co., Ltd.                                              21,560            217,304
   Pyung Hwa Industrial Co., Ltd.                                        45,370            119,739
 * Regent Securities Co., Ltd.                                          267,423            213,488
 * Rocket Electric Co., Ltd.                                              3,460              5,340
 * Saehan Industries, Inc.                                               95,610            153,475
 * Saehan Media Corp.                                                    31,250             41,552
 * Sam Jin Pharmaceutical Co., Ltd.                                       2,650             48,627
   Sam Yung Trading Co., Ltd.                                            13,840             15,272
   Sambu Construction Co., Ltd.                                          11,175             72,348
   Samhwa Crown and Closure Co., Ltd.                                     3,100             21,934
   Samhwa Paints Industrial Co., Ltd.                                    33,600             74,994
 * Samlip Industrial Co., Ltd.                                           15,670             55,189
   Samsung Climate Control Co., Ltd.                                     11,990             48,964
   Samsung Corp.                                                        331,070          4,163,830
 * Samsung Engineering Co., Ltd.                                         84,110            402,511
   Samsung Fine Chemicals                                                57,050            745,819
   Samsung Heavy Industries Co., Ltd.                                   491,740          2,119,201
   Samsung Securities Co., Ltd.                                           7,000            124,629

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Samwhan Corp. Co., Ltd.                                               17,730    $        82,100
   Samyang Corp.                                                         22,135            360,736
   Samyang Genex Co., Ltd.                                                5,490            124,712
   Samyang Tongsang Co., Ltd.                                             2,820             28,564
 * Samyoung Chemical Co., Ltd.                                            2,820             17,231
   Samyoung Electronics Co., Ltd.                                        39,200            228,527
   Seah Holdings Corp.                                                    4,619             52,639
   Seah Steel Corp.                                                       6,245             52,599
 * Segye Corp.                                                           20,530             40,163
   Sejong Industrial Co., Ltd.                                           44,050             97,102
   Sejong Securities Co., Ltd.                                           71,510            104,520
   Sempio Foods Co.                                                       3,610             18,677
 * Seoul Securities Co., Ltd.                                           109,220            256,938
 * Shin Dong-Ah Fire & Marine Insurance Co.                              22,873             71,538
   Shin Heung Securities Co., Ltd.                                        9,130             16,126
   Shin Young Securities Co., Ltd.                                       18,390            183,595
   Shin Young Wacoal, Inc.                                                  273              7,963
 * Shin-Ho Paper Manufacturing Co., Ltd.                                 38,850             99,869
   Shinmoorim Paper Manufacturing Co., Ltd.                              34,120            141,359
   Shinpoong Pharmaceutical Co., Ltd.                                     4,540             39,332
 * Shinsegae Engineering & Construction Co., Ltd.                         3,980             36,313
 * Shinsung Tongsang Co., Ltd.                                           21,550             36,534
 * SK Chemicals Co., Ltd.                                                37,810            246,039
   SK Gas Co., Ltd.                                                      18,370            288,089
 * SK Networks Co., Ltd.                                                 13,708            251,004
 * SKC Co., Ltd.                                                         47,410            343,022
   Song Woun Industries                                                  24,310             44,657
 * Ssang Bang Wool Co., Ltd.                                             52,870            158,593
 * Ssangyong Cement Industry Co., Ltd.                                  397,692            528,527
 * Ssangyong Fire & Marine Insurance Co.                                 13,190             32,144
   STX Corp.                                                             10,226             34,334
 * STX Engine                                                             8,711             24,601
 * Sung Chang Enterprise Co., Ltd.                                        9,000             50,342
   Sung Shin Cement Co., Ltd.                                            40,070            595,984
 * Sungwon Corp.                                                         20,600             20,428
 * Sunjin Co., Ltd.                                                       4,240             67,968
   Tae Kwang Industrial Co., Ltd.                                         2,380            309,676
   Tae Kyung Industrial Co., Ltd.                                        63,000             97,825
   Tae Young Corp.                                                       16,270            493,296
   Taegu Department Store Co., Ltd.                                      19,941            112,508
   Tai Han Electric Wire Co., Ltd.                                       84,107            395,337
   Tai Lim Packaging Industries Co., Ltd.                                 4,380             10,029
   The Will-Bes & Co., Ltd.                                              10,640             21,651
 * Tong Kook Corp.                                                          607                814
 * Tong Yang Investment Bank                                            166,420            236,981
 * Tong Yang Major Corp.                                                 24,960             46,843
   Tong Yang Moolsan Co., Ltd.                                            4,560              9,739
 * Tongil Heavy Industries Co., Ltd.                                    160,770             71,810
 * Trigem Computer, Inc.                                                 60,329            209,228
   TS Corp.                                                               3,881             28,606
   Union Steel Manufacturing Co., Ltd.                                   12,240            526,901
   Wiscom Co., Ltd.                                                      22,000    $        46,588
   Woongjin.Com Co., Ltd.                                                78,940            187,349
   Woori Securities Co., Ltd.                                            64,593            213,422
   Yoo Sung Enterprise Co., Ltd.                                          3,780             46,835
   Youlchon Chemical Co., Ltd.                                           47,300            294,467
 * Young Poong Mining & Construction Corp.                               18,030                851
 * Youngbo Chemical Co., Ltd.                                            33,000             50,762
   Youngone Corp.                                                       108,650            236,992
   Youngpoong Corp.                                                       1,580             58,291
   Yuhan Corp.                                                            5,179            297,691
   Yuhwa Securities Co., Ltd.                                            17,000             98,671
 * Zinus, Inc.                                                            9,330             24,627
                                                                                   ---------------
TOTAL -- SOUTH KOREA
   (Cost $64,517,828)                                                                   76,069,220
                                                                                   ---------------
SOUTH AFRICA -- (9.6%)
COMMON STOCKS -- (9.6%)
 * ABSA Group, Ltd.                                                   1,028,666          7,365,068
   Advtech, Ltd.                                                        281,863             33,262
   Aeci, Ltd.                                                           164,732            802,648
 * Afgri, Ltd.                                                          474,231            435,824
   African Life Assurance Co., Ltd.                                     224,178            506,132
 * Afrikander Lease, Ltd.                                               246,760             88,629
 * AG Industries, Ltd.                                                  258,225             79,048
 * Allied Electronics Corp., Ltd.                                        83,653            153,704
   Anglo American PLC                                                   233,102          4,921,341
   Argent Industrial, Ltd.                                               44,350             26,426
 * AST Group, Ltd.                                                      195,883             17,676
 * Aveng, Ltd.                                                          625,909            755,448
   Barloworld, Ltd.                                                     340,431          3,621,869
 * Bell Equipment, Ltd.                                                 104,995            135,324
 * Bridgestone Firestone Maxiprest, Ltd.                                113,271             22,667
 * Business Connexion Group, Ltd.                                       465,381            260,728
   Bytes Technology Group, Ltd.                                         151,960            135,230
 * Capital Alliance Holdings, Ltd.                                      368,442            603,181
 * Capitec Bank Holdings, Ltd.                                           90,933             81,219
 * Corpcapital, Ltd.                                                    579,166             46,933
 * Datatec, Ltd.                                                        217,667            316,218
 * Dimension Data Holdings PLC                                          960,866            536,691
   Distell Group, Ltd.                                                   15,299             34,549
   Dorbyl, Ltd.                                                          23,741             65,497
 * Ellerine Holdings, Ltd.                                              123,641            605,840
   Gold Reef Casino Resorts, Ltd.                                       344,218            389,477
   Grintek, Ltd.                                                        210,786             37,988
   Group Five, Ltd.                                                     116,245            170,298
   Highveld Steel & Vanadilum Corp., Ltd.                               170,633            484,267
   Hudaco Industries, Ltd.                                               41,570            141,727
   Iliad Africa, Ltd.                                                    76,658             62,848
   Illovo Sugar, Ltd.                                                   440,336            512,338
   Imperial Holdings, Ltd.                                              343,691          3,682,662
 * Investec, Ltd.                                                        69,518          1,287,043
   Iscor, Ltd.                                                          788,334          4,100,969
 * JCI, Ltd.                                                          1,770,853            149,079
 * Johnic Communications, Ltd.                                           48,017            180,204
   Kersaf Investments, Ltd.                                             101,756            592,987
   Liberty Group, Ltd.                                                  480,674          3,848,020
   M Cubed Holdings, Ltd.                                               990,750             47,094
   Metair Investment, Ltd.                                                7,789            181,819

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Metorex, Ltd.                                                        214,682    $        77,995
   Metropolitan Holdings, Ltd.                                        1,070,841          1,270,470
   Murray & Roberts Holdings, Ltd.                                      524,389          1,119,913
   Nampak, Ltd.                                                       1,012,204          2,160,586
   Nedcor, Ltd.                                                         664,231          6,352,281
 * New Clicks Holdings, Ltd.                                            304,410            345,555
   Northam Platinum, Ltd.                                               330,046            460,252
 * Nu-World Holdings                                                     22,465             79,570
   Old Mutual PLC                                                     6,061,892         10,591,213
 * Omnia Holdings, Ltd.                                                  60,733            275,179
 * Palabora Mining Co., Ltd.                                             13,846            125,005
 * Peregrine Holdings, Ltd.                                             302,634            104,116
   PSG Group, Ltd.                                                      151,915             61,715
   Rainbow Chicken, Ltd.                                                382,937            301,860
   Rebserve Holdings, Ltd.                                              388,298            460,443
   Redefine Income Fund, Ltd.                                            83,325             32,365
 * Relyant Retail, Ltd.                                                 944,541            210,994
   Sanlam, Ltd.                                                       4,194,220          5,685,064
   Santam, Ltd.                                                         172,709          1,222,259
   Sappi, Ltd.                                                          377,732          5,271,270
 * Tiger Wheels, Ltd.                                                    80,109            246,487
   Tongaat-Hulett Group, Ltd.                                           177,566          1,220,081
 * Trencor, Ltd.                                                        239,789            447,947
   UCS Group, Ltd.                                                      170,047             31,398
 * Value Group, Ltd.                                                    108,971             24,251
                                                                                   ---------------
TOTAL -- SOUTH AFRICA
   (Cost $71,638,862)                                                                   75,698,241
                                                                                   ---------------
MEXICO -- (9.5%)
COMMON STOCKS -- (9.5%)
   Alfa S.A. de C.V. Series A                                         3,021,264          9,928,353
 * Cintra S.A. de C.V.                                                   85,000             14,897
 * Consorcio Hogar S.A. de C.V.
     Series B                                                           189,500             61,276
   Controladora Comercial
     Mexicana S.A. de C.V. Series B                                   4,793,000          5,628,200
 * Corporacion Geo S.A. de C.V.
     Series B                                                         1,728,500          2,226,609
 * Corporacion Interamericana de
     Entramiento S.A. de C.V.
     Series B                                                         1,414,805          2,987,933
 * Corporacion Mexicana de
     Restaurantes S.A. de C.V.
     Series B                                                             3,689                339
   Corporativo Fragua S.A. de C.V.
     Series B                                                                70                184
 * Desc S.A. de C.V. Series B                                         8,736,833          2,564,815
   El Puerto de Liverpool S.A.
     Series 1                                                            20,000             28,743
   El Puerto de Liverpool S.A.
     Series C1                                                          328,600            463,608
 * Empaques Ponderosa S.A. de
     C.V. Series B                                                       90,000              4,732
 * Empresas ICA Sociedad
     Controladora S.A. de C.V.                                       14,137,500          4,348,475
   Empresas la Moderna S.A. de
     C.V. Series A                                                    2,636,785            559,174
   Fomento Economico Mexicano
     Series B & D                                                       488,000          2,087,733
 * GPo Iusacell                                                         143,500            175,799
   Gruma S.A. de C.V. Series B                                        1,222,950          2,052,271
   Grupo Carso S.A. de C.V.
     Series A-1                                                         721,000    $     2,780,003
   Grupo Cementos de Chihuahua,
     S.A. de C.V.                                                     1,171,000          1,918,915
   Grupo Corvi S.A. de C.V.
     Series L                                                           284,000             47,037
   Grupo Financiero del Norte S.A.
     Series C                                                           650,000          2,272,707
   Grupo Financiero GBM Atlantico
     S.A. de C.V. Series L                                                   74                 15
   Grupo Financiero GBM Atlantico
     S.A. de C.V. Series L                                               75,724             15,926
   Grupo Financiero Inbursa S.A. de
     C.V. Series O                                                    2,728,165          3,468,928
 * Grupo Gigante S.A. de C.V.
     Series B                                                           324,076            207,313
 * Grupo Industrial Maseca S.A. de
     C.V. Series B                                                    1,824,900            800,388
   Grupo Industrial Saltillo Unique
     Series                                                             778,300          1,275,399
 * Grupo Nutrisa S.A. de C.V.                                               428                 96
   Grupo Posadas S.A. de C.V.
     Series L                                                           356,000            205,898
 * Grupo Qumma S.A. de C.V.
     Series B                                                             5,301                 84
 * Grupo Tribasa S.A. de C.V.                                           152,065                  0
   Herdez Common Series                                                 319,000            139,771
 * Hylsamex S.A. de C.V.                                              1,026,960          1,457,894
   Industrias Bachoco S.A. de C.V.
     (Certificate Representing
     Series B and Series L)                                             246,000            398,808
   Industrias Penoles S.A. de C.V.                                    1,277,400          4,589,528
 * Industrias S.A. de C.V. Series B                                      93,000            427,858
 * Jugos del Valle S.A. de C.V.
     Series B                                                           155,900            246,183
 * Nueva Grupo Mexico S.A. de C.V.
     Series B                                                         4,676,996         13,984,060
 * Organizacion Soriana S.A. de
     C.V. Series B                                                    1,796,300          5,651,069
 * Sanluis Corporacion S.A. de C.V.
     (Certificates representing
     1 share Series B, 1 share
     Series C & 1 share Series D)                                         2,400                978
 * US Commercial Corp. S.A. de
     C.V.                                                               271,000            142,013
   Vitro S.A.                                                         1,471,900          1,547,807
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $52,582,959)                                                                   74,711,819
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Mexican Peso
     (Cost $6,375)                                                                           5,873
                                                                                   ---------------
TOTAL -- MEXICO
   (Cost $52,589,334)                                                                   74,717,692
                                                                                   ---------------
MALAYSIA -- (9.1%)
COMMON STOCKS -- (9.1%)
 * A&M Realty Berhad                                                    427,100            155,039
   ACP Industries Berhad                                                512,000            267,879
 * Advance Synergy Berhad                                               641,000             79,406

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Advanced Synergy Capital
     Berhad                                                             153,500    $        27,491
   Affin Holdings Berhad                                              2,406,100            855,717
   Aluminum Co. of Malaysia                                             250,000             73,073
 * AMBD Berhad                                                        1,990,900            102,154
   AMMB Holdings Berhad                                                 938,944            854,290
   Ancom Berhad                                                         375,000             82,924
   Ann Joo Resources Berhad                                             619,200            257,767
   Antah Holding Berhad                                                 306,000             12,499
 * Apollo Food Holdings Berhad                                          198,400            111,246
 * Arab Malaysia Corp. Berhad                                         2,000,000            710,710
   Asas Dunia Berhad                                                    524,700            144,999
 * Asia Pacific Land Berhad                                           1,349,000             92,339
   Asiatic Development Berhad                                         1,523,000            701,469
 * Avenue Assets Berhad                                               2,401,600            331,874
   Ayer Hitam Planting Syndicate
     Berhad                                                              27,000             17,049
   Bandar Raya Developments
     Berhad                                                           1,097,000            631,491
   Batu Kawan Berhad                                                    614,500            969,148
 * Berjaya Capital Berhad                                             1,765,900            416,274
 * Berjaya Group Berhad                                               3,516,900            115,855
 * Berjaya Land Berhad                                                2,479,500            515,523
 * Bernas Padiberas Nasional
     Berhad                                                           1,391,800            472,319
   Bimb Holdings Berhad                                               1,029,800            460,266
 * Bina Darulaman Berhad                                                118,000             38,664
 * Binaik Equity Berhad                                                 149,800             47,349
   Bolton Properties Berhad                                             747,000            143,588
   Boustead Holdings Berhad                                           1,665,600            767,699
   Cahya Mata Sarawak Berhad                                          1,008,800            443,666
 * Camerlin Group Berhad                                                845,200            198,864
   Chemical Co. of Malaysia Berhad                                      311,000            197,186
   Chin Teck Plantations Berhad                                          81,000            114,982
 * Choo Bee Metal Industries
     Berhad                                                             235,700            141,333
   Commerce Asset Holding Berhad                                      1,104,000          1,417,653
 * Cosway Corp. Berhad                                                  854,100            203,625
   Cycle & Carriage Bintang Berhad                                      249,800            222,013
 * Damansara Realty Berhad                                              391,000             10,847
 * Datuk Keramik Holdings Berhad                                        127,000              4,149
 * Dijaya Corp. Berhad                                                  612,100            130,427
   Diversified Resources Berhad                                       3,284,000          1,572,557
   DNP Holdings Berhad                                                  166,000             31,197
 * E&O Property Development
     Berhad                                                           1,166,000            208,541
   Eastern & Oriental Berhad                                            325,000             77,850
   Eastern Pacific Industrial Corp.
     Berhad                                                             207,200            177,931
 * Econstates Berhad                                                    264,000             80,106
   Edaran Otomobil Nasional
     Berhad                                                             735,600          1,713,401
   Esso Malaysia Berhad                                                 237,000            163,622
   Europlus Berhad                                                      278,100             52,655
 * Faber Group Berhad                                                   170,300             15,194
   Far East Holdings Berhad                                             159,200            145,599
   FFM Berhad                                                           383,400            867,237
   Focal Aims Holdings Berhad                                           424,000             50,110
   General Corp. Berhad                                                 564,000             83,085
   Glomac Berhad                                                        171,600            104,400
 * Gold IS Berhad                                                       734,100            260,864
   Golden Hope Plantations Berhad                                     2,934,800    $     2,639,670
 * Golden Plus Holdings Berhad                                          201,000             36,197
 * Gopeng Berhad                                                        273,900             36,001
 * Grand United Holdings Berhad                                         451,100             74,130
 * Gula Perak Berhad                                                    417,000            177,658
   Guthrie Ropel Berhad                                                 191,700            191,708
   Hap Seng Consolidated Berhad                                         662,100            438,563
   Highlands and Lowlands Berhad                                      1,727,900          1,683,159
 * Ho Hup Construction Co. Berhad                                       175,100             73,348
 * Ho Wah Genting Berhad                                                369,000             60,209
   Hong Leong Credit Berhad                                           1,097,137          1,172,114
   Hong Leong Industries Berhad                                         261,000            322,468
   Hong Leong Properties Berhad                                       2,295,741            323,589
   Hume Industries (Malaysia)
     Berhad                                                             270,667            327,423
   Hwang-DBS (Malaysia) Berhad                                          654,000            297,790
   IGB Corp. Berhad                                                   3,872,600          1,242,722
   IJM Corp. Berhad                                                     511,000            625,981
   IJM Plantations Berhad                                               204,400             62,342
 * Insas Berhad                                                       1,680,000            181,193
 * Integrated Logistics Berhad                                          324,000            144,979
   Island & Peninsular Berhad                                           522,500            635,013
   Jaya Tiasa Holdings Berhad                                           302,000            298,659
   Jerneh Asia Berhad                                                   265,700            165,035
 * Johan Holdings Berhad                                                228,000             20,640
   Johor Port Berhad                                                  1,078,200            658,413
 * Johore Tenggara Oil Palm
     Berhad                                                             464,000            149,167
 * K & N Kenanga Holdings Berhad                                      1,454,300            371,529
   Keck Seng (Malaysia) Berhad                                          657,500            278,600
 * Kejora Harta Berhad                                                  601,000             48,963
   Kian Joo Can Factory Berhad                                          598,200            458,447
 * KIG Glass Industrial Berhad                                          260,000             13,700
   Kim Hin Industry Berhad                                              265,000            195,418
   Kim Loong Resources Berhad                                           113,000             44,664
   KPJ Healthcare Berhad                                                478,600            181,501
   Kuala Lumpur Kepong Berhad                                           117,000            195,306
 * Kub Malaysia Berhad                                                1,251,400            223,698
   Kulim Malaysia Berhad                                                576,100            371,123
 * Kumpulan Emas Berhad                                               1,268,000            110,271
   Kwantas Corp. Berhad                                                 123,000            173,303
 * Land & General Berhad                                              2,261,700            184,463
   Landmarks Berhad                                                   1,637,000            297,188
 * Leader Universal Holdings
     Berhad                                                           1,621,833            191,916
 * Leong Hup Holdings Berhad                                            286,000             86,514
 * Lien Hoe Corp. Berhad                                                654,850             68,959
   Lingui Development Berhad                                          1,323,000            550,934
   Lion Diversified Holdings Berhad                                   1,044,100            294,281
   Lion Industries Corp. Berhad                                       1,742,581            444,877
   Malayan Cement Berhad                                                 67,500             13,956
   Malayawata Steel Berhad                                              645,100            365,231
 * Malaysia Building Society
     Berhad                                                             263,000             51,160
   Malaysia Industrial Development
     Finance Berhad                                                   2,898,700            902,176
   Malaysia Mining Corp. Berhad                                       3,286,800          1,735,139
 * Malaysian Airlines System
     Berhad                                                              80,000             98,638
   Malaysian Mosaics Berhad                                           1,097,200            464,128
   Malaysian Plantations Berhad                                       2,514,000          1,504,114

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Maruichi Malaysia Steel Tube
     Berhad                                                             479,000    $       298,540
   Matrix International Berhad                                          316,000             98,878
   Matsushita Electric Co.
     (Malaysia) Berhad                                                  160,880            431,587
 * MBF Holdings Berhad                                                   41,850              1,431
   MBM Resources Berhad                                                 143,333             93,588
 * Meda, Inc. Berhad                                                    650,100             53,028
   Mega First Corp. Berhad                                              448,000            111,429
   Metro Kajang Holdings Berhad                                         401,500            198,741
 * Metroplex Berhad                                                     817,000             13,953
 * Mieco Chipboard Berhad                                               228,000            144,813
 * MTD Infraperdana Berhad                                            1,747,000            334,005
   Muda Holdings Berhad                                                 706,000             96,526
   Muhibbah Engineering Berhad                                          321,600             88,888
   MUI Properties Berhad                                              1,314,000            114,026
 * Mulpha International Berhad                                        5,006,400            837,250
 * Multi-Purpose Holdings Berhad                                      1,974,000            572,032
 * Mutiara Goodyear Development
     Berhad                                                             247,900             58,437
 * MWE Holdings Berhad                                                  360,000             54,956
 * Mycron Steel Berhad                                                  119,750                  0
 * Naluri Berhad                                                      2,010,800            619,724
 * Nam Fatt Berhad                                                      286,100             51,827
   Narra Industries Berhad                                              154,200             79,317
   NCB Holdings Berhad                                                1,310,500            823,508
 * Negri Sembilan Oil Palms Berhad                                      167,600            102,811
 * New Straits Times Press
     (Malaysia) Berhad                                                  735,600            754,837
   Nylex (Malaysia) Berhad                                              219,500             60,625
   Oriental Holdings Berhad                                           1,598,716          1,639,781
   Oriental Interest Berhad                                             170,000             60,466
   OSK Holdings Berhad                                                  940,666            407,877
   OSK Property Holdings Berhad                                         186,678             53,623
   Oyl Industries Berhad                                                 96,333            919,441
   Pacific & Orient Berhad                                              239,300            120,600
   Pan Malaysia Cement Works
     Berhad                                                           1,271,800            167,126
 * Pan Malaysian Industries Berhad                                    4,041,000             96,011
 * Pan Pacific Asia Berhad                                              100,000              2,368
 * Paracorp Berhad                                                      252,000             23,587
   Paramount Corp. Berhad                                               203,900            136,902
 * PBA Holdings Berhad                                                  504,000            198,671
   Pelangi Berhad                                                     1,655,800            267,608
 * Pernas International Holdings
     Berhad                                                           2,030,200            293,787
   Perusahaan Otomobil Nasional
     Berhad                                                           1,305,500          2,696,888
   Petaling Garden Berhad                                               636,200            217,845
   Phileo Allied Berhad                                               1,361,100            698,987
 * Pilecon Engineering Berhad                                           210,000              4,699
   PJ Development Holdings
     Berhad                                                           1,043,900            117,982
   PK Resources Berhad                                                   25,000              4,863
   PPB Group Berhad                                                     918,333          1,571,263
 * Premium Nutri                                                        513,100             56,700
 * Prime Utilities Berhad                                                46,000             14,447
 * Promet Berhad                                                        140,000             10,684
 * Pulai Springs Berhad                                                 159,800             55,860
   RHB Capital Berhad                                                 4,895,100          2,487,471
   Road Builders (Malaysia)
     Holdings Berhad                                                    243,000    $       187,332
   Sapura Telecommunications
     Berhad                                                             155,152             88,988
   Sarawak Enterprise Corp. Berhad                                    2,760,200            965,828
   Sarawak Oil Palms Berhad                                              93,000             57,016
   SCB Developments Berhad                                              120,000            142,184
   Scientex, Inc. Berhad                                                116,000             60,663
   Selangor Dredging Berhad                                             619,000             64,395
   Selangor Properties Berhad                                         1,164,600            689,107
   Shell Refining Co. Federation of
     Malaysia Berhad                                                     48,000             85,799
 * SHL Consolidated Berhad                                              561,300            195,193
 * Silverstone Corp. Berhad                                               8,690                559
   Sime Darby Berhad (Malaysia)                                         355,980            492,407
   Sime Engineering Services
     Berhad                                                             222,000             90,634
 * South East Asia Lumber, Inc.
     Berhad                                                             228,800             59,990
   Southern Acids (Malaysia)
     Berhad                                                              44,000             21,317
   Southern Bank Berhad (Foreign)                                     1,350,850            941,947
   Southern Steel Berhad                                                330,000            191,911
 * Store Corp. Berhad                                                   124,630             85,219
   Sunrise Berhad                                                       517,000            371,566
 * Sunway City Berhad                                                 1,160,000            509,549
 * Sunway Holdings, Inc. Berhad                                         394,000            168,967
 * Suria Capital Holdings Berhad                                      1,181,600            180,395
 * Symphony House Berhad                                                106,714             44,932
   Ta Enterprise Berhad                                               4,292,200            824,886
   Talam Corp. Berhad                                                   139,050             42,806
   Tan Chong Motor Holdings
     Berhad                                                           2,220,500            688,773
   Tekala Corp. Berhad                                                  337,700             79,551
 * Time Dotcom Berhad                                                 6,229,300          1,606,687
   Tiong Nam Transport Holdings
     Berhad                                                             171,500             63,754
   Tradewinds (Malaysia) Berhad                                         782,900            552,804
 * Trengganu Development &
     Management Berhad                                                  534,400            137,871
   Tronoh Mines Malaysia Berhad                                         371,000            284,432
   UDA Holdings Berhad                                                  875,200            343,370
   UMW Holdings Berhad                                                  634,443            834,728
   Unico-Desa Plantations Berhad                                        359,000            174,628
   Union Paper Holdings Berhad                                        1,014,100            240,365
 * Uniphone Telecommunications
     Berhad                                                             286,800             84,443
   United Malacca Rubber Estates
     Berhad                                                             310,800            282,845
   United Plantations Berhad                                            112,000            138,333
 * Utama Banking Group Berhad                                           955,000            249,797
   VS Industry Berhad                                                   285,500             97,583
   Warisan TC Holdings Berhad                                           109,850             49,427
   Worldwide Holdings Berhad                                            418,600            215,242
   WTK Holdings Berhad                                                  172,300            267,635
   Yeo Hiap Seng (Malaysia)
     Berhad                                                             296,100            147,874
   YTL Corp. Berhad                                                      30,000             34,721
                                                                                   ---------------
TOTAL COMMON STOCKS
     (Cost $64,353,274)                                                                 71,662,310
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
RIGHTS/WARRANTS -- (0.0%)
 * Kulim Malaysia Berhad Rights
     06/04/04                                                           144,025    $        47,377
 * Mieco Chipboard Berhad
     Warrants 04/01/04                                                   76,000             26,600
 * OSK Property Holdings Berhad
     Rights 06/28/04                                                     93,339                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $2,000)                                                                            73,977
                                                                                   ---------------
TOTAL -- MALAYSIA
   (Cost $64,355,274)                                                                   71,736,287
                                                                                   ---------------
ISRAEL -- (8.0%)
COMMON STOCKS -- (8.0%)
 * Afcon Industries, Ltd.                                                 2,102              5,656
   American Israeli Paper Mills, Ltd.                                    13,563            724,465
 * Ashtrom Properties, Ltd.                                             171,400             83,567
 * Azorim Investment Development &
     Construction Co., Ltd.                                             299,403          2,580,070
   Bank Hapoalim, Ltd.                                                3,775,700          9,674,939
   Bank Leumi Le-Israel                                               4,836,950          8,886,859
   Bank of Jerusalem, Ltd.                                               71,150             60,611
 * Baran Group, Ltd.                                                     94,200            550,252
   Blue Square Chain Stores
     Properties & Investments, Ltd.                                      33,400            313,169
   CLAL Industries, Ltd.                                                773,796          3,680,121
   Delta Galil Industries, Ltd.                                          78,554          1,181,433
 * Discount Mortgage Bank, Ltd.                                           3,611            299,793
 * Elbit Medical Imaging                                                192,747          1,452,245
   Elco Industries (1975)                                                11,441             59,674
   Electra Consumer                                                      23,400            281,384
 * Electrochemical Industries
     (1952), Ltd.                                                        48,800              1,643
 * Elron Electronic Industries, Ltd.                                    202,296          2,671,158
 * Feuchtwanger Investments 1984,
     Ltd.                                                                10,500              5,751
 * First International Bank of Israel                                   294,660          1,573,971
 * First International Bank of Israel,
     Ltd.                                                               434,800            472,783
 * Formula Systems (1985), Ltd.                                          93,700          1,776,268
 * Formula Vision Technologies,
     Ltd.                                                                 1,953              2,195
 * Granite Hacarmel Investments,
     Ltd.                                                               142,500            236,624
   IDB Development Corp., Ltd.
     Series A                                                            87,522          1,998,504
   Industrial Building Corp., Ltd.                                      408,034            419,480
   Investec Bank, Ltd.                                                    4,400            125,481
   Israel Cold Storage & Supply Co.,
     Ltd.                                                                 7,000             27,756
   Israel Corp. Series A                                                  4,000            637,877
 * Israel Land Development Co.,
     Ltd.                                                               234,969            810,873
 * Israel Petrochemical Enterprises,
     Ltd.                                                               253,817          1,175,560
 * Israel Steel Mills, Ltd.                                              97,000                827
 * Kardan Real Estate, Ltd.                                               3,052              7,838
 * Knafaim-Arkia Holdings, Ltd.                                         117,857          1,492,556
 * Koor Industries, Ltd.                                                125,769          4,769,654
 * Leader Holding & Investments,
     Ltd.                                                               113,800            139,832
 * Liberty Properties, Ltd.                                               3,457    $        25,023
   M.A.Industries, Ltd.                                                 227,355            949,113
 * Mehadrin, Ltd.                                                        24,063            422,529
 * Merhav-Ceramic & Building
     Materials Center, Ltd.                                              36,232             47,595
   Middle East Tube Co.                                                  46,200             60,481
   Miloumor, Ltd.                                                        26,800            102,741
 * Minrav Holdings, Ltd.                                                  2,000             79,646
 * Nice Systems, Ltd.                                                    50,930          1,118,429
 * OCIF Investments and
     Development, Ltd.                                                    3,380             44,719
   Otzar Hashilton Hamekomi, Ltd.                                         1,050             64,368
   Packer Plada, Ltd.                                                     2,877            187,270
 * Polgat Industries, Ltd. Series B                                      21,900             46,246
   Property and Building Corp., Ltd.                                      7,261            620,967
 * Scitex Corp., Ltd.                                                   365,565          2,071,092
 * Secom                                                                 60,500             44,587
 * Shrem Fudim Kelner & Co., Ltd.                                        28,100             73,450
   Super-Sol, Ltd. Series B                                             688,337          1,553,964
 * Team Computer & Systems, Ltd.                                          7,900            143,238
   Tefahot Israel Mortgage Bank,
     Ltd.                                                               150,477          1,395,399
 * Union Bank of Israel, Ltd.                                           373,011          1,236,993
   United Mizrahi Bank, Ltd.                                          1,233,305          4,084,817
 * Urdan Industries, Ltd.                                               183,950             93,229
   Ytong Industries, Ltd.                                               174,250            176,871
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $51,313,718)                                                                   62,823,636
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Israel Shekel
     (Cost $6,027)                                                                           5,961
                                                                                   ---------------
TOTAL -- ISRAEL
   (Cost $51,319,745)                                                                   62,829,597
                                                                                   ---------------
TURKEY -- (7.7%)
COMMON STOCKS -- (7.7%)
 * Adana Cimento Sanayi Ticaret
     A.S.                                                           130,533,878             85,442
 * Ak Enerji A.S.                                                   196,467,000            932,651
   Akbank T.A.S.                                                  2,195,623,604          9,214,368
 * Aksa                                                             148,490,460          1,248,874
   Aksigorta A.S.                                                   401,460,655            949,599
 * Alarko Sanayii ve Ticaret A.S.                                    40,047,992            262,656
 * Alternatifbank A.S.                                               92,933,793             43,320
 * Altinyildiz Mensucat ve
     Konfeksiyan Fabrikalari A.S.                                    87,865,000            114,284
 * Anadolu Anonim Turk Sigorta
     Sirketi                                                        450,118,800            482,188
   Anadolu Cam Sanayii A.S.                                         560,760,663          1,393,116
 * Anadolu Cam Sanayii A.S.                                             933,554              4,103
 * Ayen Enerji A.S.                                                  52,628,000            359,309
 * Bagfas Bandirma Gubre Fabrik                                       7,420,000            160,949
   Bati Cimento A.S.                                                221,759,062            348,278
 * Bolu Cimento Sanayi A.S.                                         290,345,704            333,760
   Borusan                                                           98,343,000            514,033
 * Bossa Ticaret ve Sanayi
     Isletmeleri A.S.                                               360,180,000            314,850
 * Brisa Bridgestone Sanbanci
     Lastik San & Tic A.S.                                            9,261,000            299,223

                                                                         SHARES             VALUE+
                                                                         ------             ------
   CIMSA A.S. (Cimento Sanayi ve
     Ticaret)                                                       480,369,600    $       930,675
 * Dardanel Onentas                                                  16,183,440             13,065
 * Dogan Sirketler Grubu Holdings
     A.S.                                                         2,405,888,914          4,088,515
 * Doktas Dokumculuk Ticaret ve
     Sanayi A.S.                                                     63,360,000             81,156
 * Eczacibasi Yapi Gere                                             362,756,250            362,937
 * Eregli Demir ve Celik Fabrikalari
     Turk A.S.                                                      181,399,500          4,629,705
 * Finansbank                                                     2,461,996,166          2,427,279
 * Goldas Kuyumculuk Sanayi A.S.                                    327,200,000            157,513
 * Goltas Cimento                                                    24,412,000            161,114
 * Gubre Fabrikalari Ticaret A.S.                                    29,241,000             46,636
 * Gunes Sigorta A.S.                                               309,093,552            205,559
 * Ihlas Holding                                                    188,032,000            145,434
 * Is Gayrimenk                                                   1,114,100,400          1,048,598
 * Izmir Demir Celik                                                230,946,541            267,361
   Kartonsan                                                          1,000,000             49,239
 * Kordsa Sabanci Dupont
     Endustriye Iplik ve Kord Bezi
     Sanayi ve Ticaret A.S.                                         414,951,000            562,829
 * Kutahya Porslen Sanayii A.S.                                       7,076,000             84,404
 * Mardin Cimento                                                    51,378,750            180,342
 * Marshall Boya ve Vernik Sanayii
     A.S.                                                             5,909,000             71,312
 * Marshall Boya ve Vernik Sanayii
     A.S.                                                             5,909,000             69,657
 * Medya Holdings A.S. Series C                                      33,508,000            153,983
 * Menderes Tekstil Sanayi ve
     Ticaret A.S.                                                   347,650,000            162,246
 * Milpa Ticari ve Sinai Urunler
     Pazarlama                                                       48,774,528             34,830
 * Net Holding A.S.                                                 123,098,207             96,417
 * Net Turizm Ticaret ve Sanayi                                      92,089,000             78,186
 * Netas Northern Electric
     Telekomunikasyon A.S.                                           24,805,400            472,222
 * Otobus Karoseri Sanayi A.S.                                       98,162,368            369,604
 * Pinar Entegre et ve Yem Sanayii
     A.S.                                                            51,591,600             37,199
 * Pinar Sut Mamulleri Sanayii A.S.                                  20,146,500             62,892
 * Raks Elektroniks A.S.                                              5,859,000              4,913
 * Sabah Yayincilik A.S.                                             31,938,000             80,829
 * Sarkuysan Elektrolitik Bakir
     Sanayi A.S.                                                     49,559,827             67,354
 * Sarkuysan Elektrolitik Bakir
     Sanayi A.S. Issue 04                                           198,239,308            240,290
 * Sasa Suni ve Sentetik Elyat
     Sanayi A.S.                                                  1,121,965,000          1,110,041
 * Tat Konserve Sanayii A.S.                                        175,295,920            255,897
 * Tekstil Bankasi A.S.                                             501,024,697            143,683
   Ticaret ve Sanayi A.S.                                            27,299,993             41,622
   Tire Kutsan Oluklu Mukavvakutu
     ve Kagit Sanayi A.S.                                           156,597,250            248,578
 * Tofas Turk Otomobil Fabrikasi
     A.S.                                                           544,993,508            937,113
   Trakya Cam Sanayii A.S.                                        1,227,824,231          2,777,686
 * Turk Demir Dokum Fabrikalari                                     166,949,478            288,917
   Turk Dis Ticaret Bankasi A.S.                                  1,481,311,972          1,818,154
 * Turk Siemens Kablo ve Elektrik
     Sanayi A.S.                                                      9,828,000             68,675
 * Turk Sise de Cam Fabrikalari A.S.
     Issue 04                                                       608,032,453    $       992,128
 * Turk Sise ve Cam Fabrikalari A.S.                              1,468,553,271          2,473,562
 * Turkiye Garanti Bankasi A.S.                                   1,892,062,225          5,273,356
   Turkiye Is Bankasi A.S. Series C                               1,617,774,400          5,436,837
 * Ulker Gida Sanayi Ve Ticaret                                     113,147,029            463,439
 * Unye Cimento Sanayi ve Ticaret
     A.S.                                                            20,978,642             19,657
   USAS (Ucak Servisi A.S.)                                           3,420,000             36,910
 * Vestel Elektronik Sanayi Ticaret
     A.S.                                                           223,134,000            688,252
 * Yapi ve Kredi Bankasi A.S.                                     1,405,653,434          2,956,629
 * Yatak ve Vorgan Sanayi ve
     Ticaret Yatas                                                    6,552,000             15,278
                                                                                   ---------------
TOTAL -- TURKEY
   (Cost $32,054,380)                                                                   60,551,712
                                                                                   ---------------
BRAZIL -- (7.6%)
PREFERRED STOCKS -- (6.5%)
 * Acesita SA                                                     4,130,760,696          3,159,052
   Alpargatas-Santista Textil SA                                        430,000             53,420
   Bahia Sul Celulose SA                                                930,690            195,208
   Banco Bradesco SA                                                     72,828          3,119,689
 * Bradespar SA                                                     142,577,592             54,289
   Brasil Telecom Participacoes SA                                    1,406,899              8,085
   Brasileira de Petroleo Ipiranga                                  202,800,000            812,771
 * Braskem SA                                                       142,800,000          2,248,674
   Centrais Electricas de Santa
     Catarin Celesc Series B                                          1,250,000            338,819
 * Companhia Siderurgica Paulista                                       720,000            160,310
   Confab Industrial SA                                                 600,000            784,124
   Coteminas Cia Tecidos Norte de
     Minas                                                           15,097,500            993,833
   Distribuidora de Produtos
     Petreleo Ipirangi SA                                             8,000,000             61,955
   Duratex SA                                                        66,910,000          1,322,439
   Embraco SA                                                           342,000            133,533
   Embratel Participacoes SA                                          1,389,166              3,205
   Gerdau SA                                                            775,552          8,301,084
   Globex Utilidades SA                                                  34,076             89,066
 * Inepar SA Industria e
     Construcoes                                                     78,960,001             11,211
   Investimentos Itau SA                                              2,204,851          2,369,201
   Magnesita SA Series A                                             20,000,000             57,761
   Marcopolo SA                                                         326,400            557,166
   Metalurgica Gerdau SA                                                396,800          5,083,240
   Perdigao SA NPV                                                      199,200          1,754,811
   Polialden Petroquimica SA                                            780,000            123,330
   Ripasa SA Papel e Celulose                                         1,298,000          1,135,069
   Sadia SA                                                           3,838,282          4,855,136
   Siderurgica Belgo-Mineira                                         12,307,631          2,740,324
   Siderurgica de Tubarao Sid
     Tubarao                                                        160,870,000          4,516,715
   Suzano de Papel e Celulose                                           408,508          1,687,287
   Suzano Petroquimica SA                                                94,000            106,163
   Tele Celular Sul Participacoes SA                                  1,443,880              1,840
 * Tele Leste Celular Participacoes SA                                1,784,040                426
   Tele Norte Celular Participacoes SA                                1,390,958                247

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tele Norte Leste Participacoes
     SA                                                               7,538,375    $        85,138
   Telemar Norte Leste SA Series A                                   73,000,000          1,158,955
   Telemig Celular Participacoes SA                                   1,422,616              2,029
   Telenordeste Celular
     Participacoes SA                                                 1,437,735              1,735
 * Telesp Celular Participacoes                                       1,389,246              3,878
   Uniao des Industrias
     Petroquimicas SA Series B                                        2,153,712          1,299,594
   Unibanco-Uniao de Bancos
     Brasileiros SA                                                   1,850,000             71,158
   Usinas Siderurgicas de Minas
     Gerais SA                                                           41,925            403,963
 * Usinas Siderurgicas de Minas
     Gerais SA                                                        6,900,000              8,238
   Vale do Rio Doce Series B                                            239,144                  0
   Votorantim Celulose e Papel SA                                    26,200,000          1,631,772
                                                                                   ---------------
TOTAL PREFERRED STOCKS
   (Cost $20,655,586)                                                                   51,505,943
                                                                                   ---------------
COMMON STOCKS -- (1.1%)
   Brasil Telecom Participacoes SA                                   51,256,779            261,329
 * Embratel Participacoes                                            50,000,000            222,814
   Eternit SA                                                           880,000             75,818
   Forjas Taurus SA                                                     254,000            119,664
   Sao Pau Alpargatas SA                                                470,000             30,332
   Siderurgica Nacional Sid
     Nacional                                                       151,600,000          7,044,337
   Tele Celular Sul Participacoes
     SA                                                              50,433,301             53,704
   Tele Centro Oeste Celular
     Participacoes SA                                                50,291,117            158,712
 * Tele Leste Celular Participacoes                                  64,212,621             13,675
 * Tele Norte Celular Participacoes                                  50,064,513             11,309
   Tele Norte Leste Participacoes
     SA                                                              51,468,358            506,380
   Telemig Celular Participacoes
     SA                                                              51,793,284            133,703
   Telenordeste Celular
     Participacoes SA                                                50,517,828             50,208
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $3,046,240)                                                                     8,681,985
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Tele Celular Sul Participacoes SA
     Rights 06/07/04                                                  2,059,938                 70
 * Tele Celular Sul Participacoes SA
     Rights 06/07/04                                                     29,487                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                    70
                                                                                   ---------------
TOTAL -- BRAZIL
   (Cost $23,701,826)                                                                   60,187,998
                                                                                   ---------------
INDONESIA -- (6.7%)
COMMON STOCKS -- (6.7%)
 * PT Apac Centretex Corporation
     Tbk                                                                774,000             12,518
   PT Asahimas Flat Glass Co., Ltd.                                   5,333,500          1,073,549
   PT Astra Agro Lestari Tbk                                         12,738,500          3,438,018
   PT Astra Graphia Tbk                                              18,779,000            506,690
   PT Bank Central Asia Tbk                                           1,277,000    $       509,324
 * PT Bank NISP Tbk                                                  44,791,078          2,469,042
   PT Bank Pan Indonesia Tbk                                        105,175,000          3,291,209
   PT Berlian Laju Tanker Tbk                                        27,228,400          2,708,166
   PT Bhakti Investama Tbk                                           31,933,500          1,016,798
   PT Branta Mulia Tbk                                                  180,000             15,040
 * PT Budi Acid Jaya Tbk                                              6,410,000             62,401
   PT Charoen Pokphand Indonesia
     Tbk                                                             13,979,000            348,144
 * PT Clipan Finance Indonesia Tbk                                   12,461,000            419,129
 * PT Davomas Adabi Tbk                                              14,203,500            903,334
   PT Dynaplast Tbk                                                   3,040,000            499,857
 * PT Eterindo Wahanatama Tbk                                         4,599,000             69,583
 * PT Ever Shine Textile Tbk                                         19,347,215            192,951
 * PT Great River International                                       1,788,000             78,561
 * PT Hero Supermarket Tbk                                              220,000             23,754
 * PT Indocement Tunggal Prakarsa
     Tbk                                                                166,000             28,671
   PT Indorama Synthetics Tbk                                         7,901,320            358,832
   PT International Nickel Indonesia
     Tbk                                                              1,880,500          6,581,357
 * PT Jaya Real Property                                              5,189,500            922,735
 * PT Karwell Indonesia                                               1,466,500             52,573
 * PT Kawasan Industry Jababeka
     Tbk                                                                534,000              4,616
   PT Komatsu Indonesia Tbk                                           6,049,000            840,493
   PT Lautan Luas Tbk                                                 7,721,000            191,363
 * PT Lippo Land Development Tbk                                        386,400             29,162
 * PT Makindo Tbk                                                     1,450,000            156,334
   PT Matahari Putra Prima Tbk
     Foreign                                                         12,852,500            694,066
   PT Mayorah Indah                                                   8,497,572            848,289
 * PT Medco Energi International
     Tbk                                                             31,249,000          4,724,273
 * PT Metrodata Electronics Tbk                                      18,582,000            150,390
 * PT Modern Photo Tbk                                                1,266,500             85,845
 * PT Mulia Industrindo                                               5,260,000            124,567
 * PT Mutlipolar Corporation Tbk                                      3,195,000             94,803
 * PT Panasia Indosyntec Tbk                                            403,200             17,171
   PT Panin Insurance Tbk                                            27,086,000            699,285
 * PT Rig Tenders Indonesia Tbk                                         276,000            207,225
   PT Sari Husada Tbk                                                         1                  2
   PT Selamat Semp Tbk                                               10,624,000            281,631
   PT Semen Gresik Tbk                                                8,421,591          8,432,842
 * PT Sinar Mas Agro Resources
     and Technology Tbk                                               1,688,580            505,697
   PT Summarecon Agung Tbk                                            2,250,000            109,425
 * PT Sunson Textile Manufacturer
     Tbk                                                              6,012,000             69,054
 * PT Suparma Tbk                                                     3,995,345             77,401
 * PT Surya Dumai Industri Tbk                                        5,145,000            189,991
   PT Surya Toto Indonesia                                               46,400             19,511
   PT Tempo Scan Pacific                                              6,466,000          4,846,756
   PT Tigaraksa Satria Tbk                                               68,400             24,797
   PT Timah Tbk                                                       5,855,000          1,232,169
 * PT Trias Sentosa Tbk                                              29,527,200            621,216
   PT Trimegah Sec Tbk                                               34,298,000            501,459
   PT Tunas Ridean Tbk                                               10,810,000            395,706
   PT Ultrajaya Milk Industry &
     Trading Co.                                                     13,717,500            576,390

                                                                         SHARES             VALUE+
                                                                         ------             ------
   PT Unggul Indah Corp. Tbk                                            371,435    $        93,610
                                                                                   ---------------
TOTAL -- INDONESIA
    (Cost $38,777,964)                                                                  52,427,775
                                                                                   ---------------
THAILAND -- (5.9%)
COMMON STOCKS -- (5.9%)
 * Adkinson Securities Public Co.,
     Ltd. (Foreign)                                                   1,753,500            408,444
 * Advance Agro Public Co., Ltd.
     (Foreign)                                                        1,587,830            880,606
   American Standard Sanitaryware
     (Thailand) Public Co. Ltd.
     (Foreign)                                                            4,150             22,300
   Bangkok Expressway Public Co.,
     Ltd. (Foreign)                                                   4,575,300          2,638,946
 * Bangkok Land Co., Ltd. (Foreign)                                  11,962,000            277,157
 * Bank of Ayudhya Public Co., Ltd.
     (Foreign)                                                       12,208,000          3,701,218
   Banpu Public Co., Ltd. (Foreign)                                   1,122,000          3,401,676
   Big C Supercenter Public Co.,
     Ltd. (Foreign)                                                   1,274,800            562,458
   Capital Nomura Securities Public
     Co., Ltd. (Foreign)                                                370,100            693,310
   Central Plaza Hotel Public Co.,
     Ltd. (Foreign)                                                     723,000            261,969
   Charoen Pokphand Foods Public
     Co., Ltd. (Foreign)                                             11,854,940          1,016,889
   Eastern Water Resources
     Development & Management
     Public Co., Ltd. (Foreign)                                         715,900            882,302
   Hana Microelectronics Public Co.,
     Ltd. (Foreign)                                                     187,000            576,165
   ICC International Public Co., Ltd.                                 2,755,000          2,410,710
   Kang Yong Electric Public Co.,
     Ltd. (Foreign)                                                     236,200            317,301
 * Kasikornbank PCL (Foreign)                                         1,530,000          1,857,345
   Laguna Resorts & Hotels Public
     Co., Ltd. (Foreign)                                                545,800            699,571
   Modernform Group Public Co.,
     Ltd. (Foreign)                                                      46,000             32,881
   Muramoto Electronic (Thailand)
     Public Co., Ltd. (Foreign)                                         134,300            880,547
   National Finance and Securities
     Public Co., Ltd. (Foreign)                                       9,023,000          3,291,605
   National Petrochemical Public
     Co., Ltd. (Foreign)                                              2,010,600          4,460,291
 * Pacific Assets Public Co., Ltd.
     (Foreign)                                                          380,000             54,794
 * Padaeng Industry Public Co., Ltd.
     (Foreign)                                                        1,600,800            556,354
   Regional Container Lines Public
     Co., Ltd.                                                        6,950,000          2,466,847
   Saha Pathana Inter-Holding
     Public Co., Ltd.                                                 3,316,000          1,087,079
   Saha Pathanapibul Public Co.,
     Ltd. (Foreign)                                                   1,367,000            379,067
   Saha-Union Public Co., Ltd.
     (Foreign)                                                        3,025,300          1,528,683
 * Samart Corporation Public Co.,
     Ltd.                                                             4,552,000            796,628
   Siam Food Products Public Co.,
     Ltd. (Foreign)                                                      97,100    $       191,472
   Siam Industrial Credit Public Co.,
     Ltd.                                                             4,055,050            704,661
 * Standard Chartered Nakornthon
     Bank Public Co., Ltd. (Foreign)                                        839             68,245
 * Thai Military Bank Public Co.,
     Ltd. (Foreign)                                                  24,588,200          2,157,604
   Thai Plastic and Chemicals
     Public Co., Ltd. (Foreign)                                          29,000            128,666
   Thai Rayon Public Co., Ltd.                                           16,500            132,586
   Thai Rung Union Car Public Co.,
     Ltd. (Foreign)                                                   5,386,250          2,031,295
 * TPI Polene Public Co., Ltd.
     (Foreign)                                                        3,890,162          3,116,349
 * Tuntex (Thailand) Public Co., Ltd.
     (Foreign)                                                        1,987,600             94,064
 * United Communication Industry
     Public Co., Ltd. (Foreign)                                         864,400            937,481
 * Vinythai Public Co., Ltd. (Foreign)                                1,217,358            344,364
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $26,470,237)                                                                   46,049,930
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Bangkok Land (Foreign) Warrants
     2006                                                             3,987,330                  0
 * Ch Karnchang Public Co., Ltd.
     Warrants 03/30/07                                                1,501,400            305,313
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                               305,313
                                                                                   ---------------
TOTAL -- THAILAND
   (Cost $26,470,237)                                                                   46,355,243
                                                                                   ---------------
POLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 * Amica Wronki SA                                                      174,355          2,079,937
   Bank Przemyslowo Handlowy
     Pbk                                                                  9,050          1,004,133
 * Big Bank Gdanski SA                                                2,399,724          1,933,901
 * Budimex SA                                                            66,643            823,018
   Debica SA                                                             73,315          2,522,978
 * Huta Ferrum SA                                                         4,233              7,154
 * Impexmetal SA                                                        241,068          2,121,248
 * Kredyt Bank SA                                                     1,032,878          2,476,774
   Lentex SA                                                            104,119            809,554
 * Mostostal Export SA                                                  654,595            295,945
 * Mostostal Warszawa SA                                                183,300            645,984
 * Mostostal Zabrze Holding SA                                          140,376             41,915
 * Netia Holdings SA                                                    499,050            559,350
   Orbis SA                                                             561,018          3,476,476
   Polifarb Cieszyn Wroclaw SA                                          929,467          2,512,610
   Polski Koncern Naftowy Orlen
     S.A.                                                                77,519            580,249
   Przedsiebiorstwo Farmaceutyczne
     JELFA SA                                                           139,333          2,517,260
   Raciborska Fabryka Kotlow SA                                         291,972          1,086,430
 * Sokolowskie Zaklady Miesne SA                                        640,477            980,221
                                                                                   ---------------
TOTAL -- POLAND
   (Cost $19,409,618)                                                                   26,475,137
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
CHILE -- (3.2%)
COMMON STOCKS -- (3.2%)
   Banco de Credito e Inversiones
     SA Series A                                                         54,733    $       908,970
   Banmedica SA                                                         347,000            134,464
   CAP SA (Compania de Aceros
     del Pacifico)                                                      199,310            740,812
   Cementos Bio-Bio S.A.                                                 62,327             93,651
   Cervecerias Unidas SA                                                143,000            568,834
   Consumidores de Gas de
     Santiago SA                                                        103,000            439,858
   COPEC (Cia de Petroleos de
     Chile)                                                             947,488          6,503,911
   Cristalerias de Chile SA                                              12,500             92,902
   CTI SA (Cia Tecno Industrial)                                      4,900,000             82,345
   Empresa Nacional de Electricidad
     SA                                                               2,479,503          1,035,332
   Empresa Nacional de
     Telecomunicaciones SA                                               81,000            462,491
   Empresas Iansa SA                                                  4,994,997            142,206
 * Enersis SA                                                         6,762,242            832,111
 * Forestal Terranova SA                                                147,795             73,268
   Industrias Forestales Inforsa SA                                   2,387,597            377,673
   Inversiones Frimetal SA                                            4,900,000                  0
 * Madeco Manufacturera de Cobre
     SA                                                               1,194,560             74,631
   Maderas y Sinteticos SA                                            1,379,095            562,762
   Manufacturera de Papeles y
     Cartones SA                                                        285,547          4,877,671
   Minera Valparaiso SA                                                   7,500             78,292
   Parque Arauco S.A.                                                   455,207            188,635
   Sociedad Industrial Pizarreno SA                                      63,000            109,609
   Sociedad Quimica y Minera de
     Chile SA Series A                                                   43,364            164,608
   Sociedad Quimica y Minera de
     Chile SA Series B                                                  945,090          3,355,985
   Soquimic Comercial SA                                                150,000             37,960
   Sud Americana de Vapores SA                                          410,000            496,085
   Telecomunicaciones de Chile SA
     Series A                                                           384,000          1,135,753
   Telecomunicaciones de Chile SA
     Series B                                                           372,166          1,059,547
   Vina de Concha y Toro SA                                             350,000            315,540
   Vina San Pedro SA                                                  4,500,000             40,925
   Vina Sta Carolina SA Series A                                        163,489             46,545
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $18,437,682)                                                                   25,033,376
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Chilean Pesos
     (Cost $16,524)                                                                         17,613
                                                                                   ---------------
TOTAL -- CHILE
   (Cost $18,454,206)                                                                   25,050,989
                                                                                   ---------------
HUNGARY -- (3.0%)
COMMON STOCKS -- (3.0%)
 * Danubius Hotel & Spa RT                                              171,412          3,331,133
   Egis RT                                                               42,143          1,638,277
 * Fotex First Hungarian-American
     Photo Service Co.                                                2,356,737          1,715,056
   Globus Konzervipari RT                                               317,900          1,312,138
   Magyar Olay-Es Gazipari RT                                           183,209    $     7,026,592
 * Mezogazdasagi Gepgyarto
     Reszvenytarsasag (Mezogep)                                          84,611            407,449
 * North American Business
     Industries RT                                                      121,832            515,518
 * Pannonplast P.L.C.                                                   138,882          1,067,699
 * Raba Hungarian Railway
     Carriage & Machine Works                                           482,083          1,755,549
 * Synergon Information Systems
     Ltd., Budapest                                                     247,161            490,822
 * Tiszai Vegyi Kombinat RT                                             251,242          4,603,479
                                                                                   ---------------
TOTAL -- HUNGARY
   (Cost $21,409,826)                                                                   23,863,712
                                                                                   ---------------
PHILIPPINES -- (2.4%)
COMMON STOCKS -- (2.4%)
   Aboitiz Equity Ventures, Inc.                                      5,782,000            300,794
   Alaska Milk Corp.                                                  7,953,000            419,986
 * Alsons Consolidated Resources,
     Inc.                                                            16,904,000             45,360
 * Bacnotan Consolidated
     Industries, Inc.                                                 1,696,970            303,572
 * Belle Corp.                                                       30,800,000            270,260
 * Cebu Holdings, Inc.                                                7,763,250             62,495
 * Digital Telecommunications
     (Philippines), Inc.                                            131,630,000          1,528,581
 * Equitable PCI Bank, Inc.                                           2,841,900          2,208,765
 * Fil-Estate Land, Inc.                                              3,196,340             14,943
 * Filinvest Development Corp.                                        5,283,500             89,319
 * Filinvest Land, Inc.                                             151,904,100          2,824,806
 * Filipina Water Bottling Corp.                                      5,471,786                  0
 * First E-Bank Corp.                                                   409,000              5,488
   Keppel Philippines Marine, Inc.                                    9,725,165             46,973
 * Kuok Philippine Properties, Inc.                                   4,300,000             11,579
 * Megaworld Properties &
     Holdings, Inc.                                                 179,870,000          3,610,062
   Metro Bank and Trust Co.                                             349,020            156,068
 * Mondragon International
     Philippines, Inc.                                                2,464,000              5,510
   Petron Corp.                                                      15,160,000            826,760
 * Philippine National Bank                                           3,619,900          1,542,227
 * Philippine National Construction
     Corp.                                                              398,900             23,192
 * Philippine Realty & Holdings
     Corp.                                                           20,930,000              7,488
   Philippine Savings Bank                                            1,095,390            529,079
 * Prime Orion Philippines, Inc.                                     14,400,000             41,161
 * RFM Corp.                                                          2,488,200             28,296
   Robinson's Land Corp. Series B                                    16,019,000            510,086
   Security Bank Corp.                                                2,713,200            812,897
   SM Development Corp.                                              21,996,400            418,121
 * Solid Group, Inc.                                                 19,668,000            125,721
   Soriano (A.) Corp.                                                20,195,000            332,575
 * Swift Foods, Inc.                                                  1,238,566              5,481
   Union Bank of the Philippines                                        547,400            225,254
   Universal Robina Corp.                                            16,140,300          1,933,492
 * Urban Bank, Inc.                                                      14,950                141
                                                                                   ---------------
TOTAL -- PHILIPPINES
   (Cost $28,471,071)                                                                   19,266,532
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
ARGENTINA -- (2.3%)
COMMON STOCKS -- (2.3%)
 * Acindar Industria Argentina de
     Aceros SA Series B                                               2,261,067    $     2,179,804
 * Alpargatas SA Industrial y
     Comercial                                                            6,363              3,169
 * Banco del Sud Sociedad
     Anonima Series B                                                   310,563            274,451
 * Banco Frances del Rio de la
     Plata SA                                                           178,000            320,325
 * Banco Suquia SA                                                      327,868             52,154
 * Capex SA Series A                                                    131,575            134,246
 * Celulosa Argentina SA Series B                                        10,843              7,840
 * Central Costanera SA Series B                                        261,000            333,815
 * Central Puerto SA Series B                                           161,000             82,781
   Cresud SA Comercial Industrial
     Financiera y Agropecuaria                                          535,252            533,215
   DYCASA SA (Dragados y
     Construcciones Argentina)
     Series B                                                            55,000             46,484
 * Garovaglio y Zorraquin SA                                             65,800              9,092
 * Grupo Financiero Galicia SA
     Series B                                                         1,697,935            916,670
 * IRSA Inversiones y
     Representaciones SA                                              1,257,197            880,730
 * Juan Minetti SA                                                      806,693            824,362
 * Ledesma S.A.A.I.                                                     825,405            477,444
 * Metrogas SA Series B                                                 176,000             67,870
 * Molinos Rio de la Plata SA
     Series B                                                           307,214            385,024
 * Polledo SA Industrial y
     Constructora y Financiera                                           50,000              7,536
 * Renault Argentina SA                                               2,501,957            393,966
   Siderar SAIC Series A                                                645,512          2,821,149
 * Sol Petroleo SA                                                      173,000             28,353
   Solvay Indupa S.A.I.C.                                             1,334,322          1,106,275
 * Telecom Argentina Stet-France
     SA Series B                                                        476,600            781,101
   Tenaris SA                                                         1,660,259          5,175,238
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $17,705,390)                                                                   17,843,094
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Argentine Peso
     (Cost $479,488)                                                               $       480,676
                                                                                   ---------------
TOTAL -- ARGENTINA
   (Cost $18,184,878)                                                                   18,323,770
                                                                                   ---------------
CZECH REPUBLIC -- (0.1%)
COMMON STOCKS -- (0.1%)
 * CEZ A.S. (Cost $951,800)                                             132,655            942,790
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $284)                                                                               410
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH
   INVESTMENTS -- (1.6%)
  Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04
     (Collateralized by $12,956,000 FNMA
     Discount Notes 0.96%, 06/16/04,
     valued at $12,949,522) to be
     repurchased at $12,759,262
     (Cost $12,758,000)                                         $        12,758         12,758,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $609,462,510)++                                                           $   787,583,208
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $610,344,890.

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (Cost $609,463)                                                     $    787,583
Cash                                                                                            1,889
Receivables:
   Investment Securities Sold                                                                   1,549
   Dividends and Interest                                                                       2,494
   Fund Shares Sold                                                                               284
Prepaid Expenses and Other Assets                                                                   5
                                                                                         ------------
      Total Assets                                                                            793,804
                                                                                         ------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                              1,595
   Fund Shares Redeemed                                                                         3,500
   Due to Advisor                                                                                  64
Deferred Thailand Capital Gains Tax                                                             3,811
Deferred Chilean Repatriation Tax                                                                 107
Accrued Expenses and Other Liabilities                                                            224
                                                                                         ------------
      Total Liabilities                                                                         9,301
                                                                                         ------------
NET ASSETS applicable to 36,861,017 shares outstanding $0.01 par value shares
   (Authorized 200,000,000)                                                              $    784,503
                                                                                         ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                 $      21.28
                                                                                         ============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                          $    585,778
Accumulated Net Investment Income (Loss)                                                        2,186
Accumulated Net Realized Gain (Loss)                                                           23,117
Accumulated Net Realized Foreign Exchange Gain (Loss)                                            (776)
Deferred Thailand Capital Gains Tax                                                            (3,811)
Unrealized Net Foreign Exchange Gain (Loss)                                                      (111)
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign
   Currency Transactions                                                                      178,120
                                                                                         ------------
      Total Net Assets                                                                   $    784,503
                                                                                         ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,487)                                   $     10,167
   Interest                                                                                        64
                                                                                         ------------
          Total Investment Income                                                              10,231
                                                                                         ------------

EXPENSES
   Investment Advisory Services                                                                   389
   Accounting & Transfer Agent Fees                                                               333
   Custodian Fees                                                                                 532
   Legal Fees                                                                                      21
   Audit Fees                                                                                      11
   Shareholders' Reports                                                                           34
   Directors' Fees and Expenses                                                                     4
   Other                                                                                           35
                                                                                         ------------
          Total Expenses                                                                        1,359
                                                                                         ------------
   NET INVESTMENT INCOME (LOSS)                                                                 8,872
                                                                                         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                      24,718
   Net Realized Gain (Loss) on Foreign Currency Transactions                                     (776)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency                                               37,019
   Translation of Foreign Currency Denominated Amounts                                            (97)
   Deferred Thailand Capital Gains Tax                                                          1,589
                                                                                         ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                               62,453
                                                                                         ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $     71,325
                                                                                         ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                     SIX MONTHS       YEAR
                                                                                       ENDED          ENDED
                                                                                       MAY 31,      NOV. 30,
                                                                                        2004          2003
                                                                                    ------------    ----------
                                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                     $      8,872    $    9,519
   Net Realized Gain (Loss) on Investment Securities Sold                                 24,718         9,445
   Net Realized Gain (Loss) on Foreign Currency Transactions                                (776)         (301)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency                                          37,019       164,617
   Translation of Foreign Currency Denominated Amounts                                       (97)          (93)
   Deferred Thailand Capital Gains Tax                                                     1,589        (3,793)
                                                                                    ------------    ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations                 71,325       179,394
                                                                                    ------------    ----------
Distributions From:
   Net Investment Income                                                                  (2,587)      (10,213)
   Net Long-Term Gains                                                                    (6,727)           --
                                                                                    ------------    ----------
          Total Distributions                                                             (9,314)      (10,213)
                                                                                    ------------    ----------
Capital Share Transactions (1):
   Shares Issued                                                                         123,117       187,083
   Shares Issued in Lieu of Cash Distributions                                             9,314        10,213
   Shares Redeemed                                                                       (27,662)      (94,351)
                                                                                    ------------    ----------
          Net Increase (Decrease) from Capital Share Transactions                        104,769       102,945
                                                                                    ------------    ----------
          Total Increase (Decrease)                                                      166,780       272,126

NET ASSETS
   Beginning of Period                                                                   617,723       345,597
                                                                                    ------------    ----------
   End of Period                                                                    $    784,503    $  617,723
                                                                                    ============    ==========

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                        5,573        11,549
      Shares Issued in Lieu of Cash Distributions                                            454           597
      Shares Redeemed                                                                     (1,257)       (7,037)
                                                                                    ------------    ----------
                                                                                           4,770         5,109
                                                                                    ============    ==========

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                   MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                    2004          2003         2002         2001         2000         1999
                                                ------------   ----------   ----------   ----------   ----------   ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $      19.25   $    12.81   $    12.28   $    14.14   $    20.88   $    14.74
                                                ------------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         0.37         0.33         0.23         0.38         0.19         0.22
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                   1.95         6.45         0.83        (0.92)       (5.75)        8.62
                                                ------------   ----------   ----------   ----------   ----------   ----------
      Total from Investment Operations                  2.32         6.78         1.06        (0.54)       (5.56)        8.84
                                                ------------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
   Net Investment Income                               (0.08)       (0.34)       (0.32)       (0.33)       (0.16)       (0.25)
   Net Realized Gains                                  (0.21)          --        (0.21)       (0.99)       (1.02)       (2.45)
                                                ------------   ----------   ----------   ----------   ----------   ----------
      Total Distributions                              (0.29)       (0.34)       (0.53)       (1.32)       (1.18)       (2.70)
                                                ------------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period                  $      21.28   $    19.25   $    12.81   $    12.28   $    14.14   $    20.88
                                                ============   ==========   ==========   ==========   ==========   ==========
Total Return                                           12.16%#      53.30%        8.79%       (4.34)%     (28.02)%      71.69%

Net Assets, End of Period (thousands)           $    784,503   $  617,723   $  345,597   $  279,096   $  295,276   $  360,430
Ratio of Expenses to Average Net Assets                 0.35%*       0.42%        0.40%        0.52%        0.54%        0.52%
Ratio of Net Investment Income to Average Net
   Assets                                               2.28%*       2.39%        1.67%        3.16%        1.46%        1.51%
Portfolio Turnover Rate                                    7%#         10%          15%          19%          19%          18%

----------
*     Annualized
#     Non-annualized

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A. ORGANIZATION:

      Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

      The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      3. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

      4. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

      5. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $10,981.

      6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

      The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

      The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

      The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2004, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

      For the six months ended May 31, 2004, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

            Purchases                                     $  154,484
            Sales                                             51,410

      There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E. FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

         Gross Unrealized Appreciation                 $  233,027
         Gross Unrealized Depreciation                    (55,789)
                                                       ----------
         Net                                           $  177,238
                                                       ==========

      Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2003, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $2,805,362 and $1,692,377 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. LINE OF CREDIT:

      The Fund together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the six months ended May 31, 2004.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Fund under the line of credit during the six months ended May 31, 2004.

G. REIMBURSEMENT FEES:

      Until March 30, 2002, shares of the Fund were sold at a public offering price which was equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to Paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

      Effective March 30, 2002, the Fund no longer charges reimbursement fees.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Fund files its first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

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ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

This item is not applicable. This item is applicable only for periods ending on or after July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10.  CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

   (a)  This item is not applicable.

   (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.


By:    /s/ David G. Booth
       -----------------------------------
       David G. Booth
       Chairman, Director, President,
       Chief Executive Officer and Chief Investment Officer

Date: August 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ David G. Booth
       -----------------------------------
       David G. Booth
       Principal Executive Officer
       Dimensional Emerging Markets Value Fund Inc.

Date: August 6, 2004


By:    /s/ Michael T. Scardina
       -----------------------------------
       Michael T. Scardina
       Principal Financial Officer
       Dimensional Emerging Markets Value Fund Inc.

Date: August 6, 2004